UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York	10012
(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2009

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

SEMI-ANNUAL REPORT 2009	JANUARY 31, 2009
(UNAUDITED)

DOMINI SOCIAL EQUITY FUND®

INVESTOR SHARES, CLASS R SHARES, CLASS A SHARES & INSTITUTIONAL SHARES

DOMINI EUROPEAN SOCIAL EQUITY FUND SM

INVESTOR SHARES & CLASS A SHARES

DOMINI PACASIA SOCIAL EQUITY FUND SM

INVESTOR SHARES & CLASS A SHARES

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND SM

INVESTOR SHARES & CLASS A SHARES

DOMINI SOCIAL BOND FUND®

INVESTOR SHARES

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2	Letter from the President

The Way You Invest Matters
4	Domini News
6	Community Development

Fund Performance and Holdings
10	Domini Social Equity Fund
16	Domini European Social Equity Fund
23	Domini PacAsia Social Equity Fund
31	Domini European PacAsia Social Equity Fund
40	Domini Social Bond Fund

46	Expense Example

48	Financial Statements
Domini Social Equity Fund
Domini European Social Equity Fund
Domini PacAsia Social Equity Fund
Domini European PacAsia Social Equity Fund

77	Financial Statements
Domini Social Bond Fund

86	Board of Trustees’ Approval of Management and Submanagement Agreements

93	Proxy Voting Information

93	Quarterly Portfolio Schedule Information

LETTER FROM THE PRESIDENT

Dear Fellow Shareholders:

The six months ended January 31, 2009, saw tremendous shifts in virtually every aspect of American life. We elected a President who in many ways embodies the American ideals of diversity, education, fair play, and openness to new ways of thinking. His election was in large part the result of a harsh new reality for Americans — the economy and its leading indicator, the stock market, were plunging. The culprit was years of “unfettered capitalism” and our system of finance.

Finance should help to facilitate the American dream. In recent years, however, it has produced a nightmare. When finance loses sight of the needs of society, something must give.

While greed, short-term thinking, and outright abuse of the poor and vulnerable helped to fuel a global economic crisis, your investments in the Domini Social Bond Fund and your deposits in the Domini Money Market Account have facilitated access to capital and responsible lending. In the pages that follow, we explain how these investments and deposits help to stabilize marginal neighborhoods and keep people from sliding into grinding poverty by directing capital to struggling communities.

Our stock funds are also working to address these issues. Our analysts carefully assess the practices of financial institutions in North America, Europe, and Asia in an effort to avoid investing in the worst practices. We also use our leverage as shareholders where necessary. We sponsored a shareholder resolution on predatory lending as early as 2002. This proxy season, we filed shareholder resolutions to address predatory credit card practices, another aspect of the economic crisis we are facing. (Visit www.domini.com to learn more about our shareholder activism work.)

When asked to approve of mergers between large financial institutions, we consider whether these transactions are necessary to create healthier lenders, or whether they risk contributing to further economic instability by leading to further industry consolidation, or further integration of commercial banking and investment banking — a combination that has led to significant problems.

On occasion, we have reached out to you directly to help support effective regulation. For example, our shareholders responded to three Action Alerts that provided legislators with thousands of names in support of the Community Reinvestment Act. (Sign up for “Domini Updates” on our home page.)

I feel optimistic about the ability of the stock markets to recover. But I feel particularly optimistic about the new administration’s focus on green energy, effective regulation, safer foods and toys, and universal healthcare. I was privileged to attend a meeting of Obama’s transition team in January, and I intend to continue to ensure that the voice of the responsible investor is heard in Washington. We are traveling through a very rough patch, but a brighter future is already unfolding.

As America’s leaders work to create a strong financial structure, responsible investors will continue to find ways to nurture the grass roots, creating one job at a time, saving one house at a time, and raising the alarm one issue at a time. Thank you for your confidence in the Domini Funds. Your investments make this work possible.

Very truly yours,

Amy Domini

amy@domini.com

DOMINI NEWS

Domini Social Bond Fund Earns Top Marks from Lipper

Lipper, a leading independent mutual fund rating organization, has awarded the Domini Social Bond Fund “Lipper Leader” status in all five categories they track: Total Return, Consistent Return, Preservation, Tax Efficiency, and Expense. The Fund receives top “Overall” ratings, as well as top ratings for its three- and five-year records. This ranking places the Fund in the top 20% of its peer group in each category.

The Domini Social Bond Fund is a high performing, high quality, high social impact fund that helps revitalize communities.

An investment-grade product with an average credit rating of AA+ as of 12/31/08, the Domini Social Bond Fund has avoided troubled securities including subprime mortgages, structured investment vehicles, auction rate securities, and collateralized debt obligations.

Please note that all current and future portfolio holdings are subject to risk.

	Total Return[1]	Consistent Return[2]	Tax Efficiency[3]	Preservation[4]	Expense[5]
Peer Group	US - BBB Corporate Debt			US -Fixed Income	US - No-Load BBB Corporate Debt
Overall & 3 Year Rating (Number of funds in peer group)	116	114	116	4130	40
5 Year Rating (Number of funds in peer group)	98	96	98	3675	36

All Lipper ratings reflect historical performance as of 12/31/08: 1. Total Return rating reflects funds’ historical total return performance relative to peers; 2. Consistent Return rating reflects funds’ historical risk-adjusted returns, adjusted for volatility, relative to peers. 3. Tax Efficiency (US) rating reflects funds’ historical success in postponing taxable distributions relative to peers. Tax Efficiency (US) offers no benefit to investors in tax-sheltered accounts such as retirement plans. 4. Preservation rating reflects funds’ historical loss avoidance relative to other funds within the same asset class; Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically. 5. Expense rating reflects funds’ expense minimization relative to peers with similar load structures.

A “5” rating is Lipper’s top rating, representing “Lipper Leader” status. The Lipper ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Consistent Return, Preservation, Tax Efficiency, and Expense metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leader or a score of 5, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1.Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperweb.com. Lipper Leader Copyright 2009.

Predatory Credit Card Practices:Domini is participating in a campaign to address credit card practices that help lock students and low- to medium-income borrowers in an escalating cycle of debt. We filed resolutions asking the boards of Bank of America and American Express to assess the extent to which they use predatory practices such as double-cycle billing, usurious interest rates, and fee-harvesting cards.

Domini Helps Launch Global Network Initiative: Around the world, Internet and communications companies face requests from governments to censor and remove information, and to provide information on their users. Domini joined human rights organizations, academics, other social investors, and Google, Microsoft, and Yahoo in an effort to oppose government censorship and threats to privacy worldwide. The Principles of the Global Network Initiative include commitments from participating companies to establish greater transparency with users and perform human rights impact assessments. Visit www.globalnetworkinitiative.org to learn more.

Domini Briefs U.S. Congress on Investing and Genocide: In September 2008, Domini briefed the Congressional Human Rights Caucus on what investors can do to implement policies addressing genocide and other crimes against humanity. We were the only financial services representative present at the briefing.

Domini’s Leadership Recognized

Domini Officials Honored: Ethisphere magazine named Amy Domini as one of its 100 most influential people in business ethics for 2008. Directorship magazine named Amy Domini and Adam Kanzer, Managing Director at Domini, to its Directorship 100 list of the most influential people on corporate governance and in the boardroom.

New Sustainable Investing Book: Sustainable Investing: The Art of Long-Term Performance (Earthscan, London December 2008) includes a foreword by Domini Chief Investment Officer Steve Lydenberg.

Domini Featured in The Nation’s Guide: Domini is featured in The Nation Guide to the Nation, an “essential lifestyle guide” for progressives published by the magazine The Nation.

Past performance is no guarantee of future results. The Domini Social Bond Fund is not insured and is subject to market risks, interest rate risks, and credit risks. The Fund’s returns quoted above represent past performance after all expenses. Investment return, principal value, and yield will fl uctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may lose money. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-762-6814 or visit www.domini.com.

COMMUNITY DEVELOPMENT

Domini Social Bond Fund and Domini Money Market Account

The importance of capital and credit for a healthy economy is more obvious today than it has been in many years. When banks are reluctant to lend, healthy businesses in ordinarily prosperous communities may fail, with devastating effects on the economy.

Domini believes that a healthy economy must be built from the bottom up. Community investment does just that, by channeling capital directly to communities that need it: for new homes, new businesses, and to support local childcare, health, and religious organizations.

Our Approach

The Domini Money Market Account (DMMA) and the Domini Social Bond Fund both directly help support communities.

The Domini Money Market Account was created in 1995 through an innovative partnership with ShoreBank of Chicago, the country’s first and leading community development and environmental banking corporation. The DMMA is currently ShoreBank’s largest depositor.

All deposits in the Domini Money Market Account are held in an interest-bearing account at two banks in the ShoreBank family, ShoreBank in Chicago and ShoreBank Pacific in Ilwaco, Washington, America’s first CDFI devoted to environmental sustainability. Assets in the DMMA are deposited directly with these banks, which use them for community development loans to rebuild neighborhoods, create self-sufficiency and jobs, secure decent homes, and finance small businesses.

Because the Domini Money Market Account is structured as a bank account rather than a mutual fund, deposits are protected by FDIC insurance. The assets are allocated between two separately chartered banks, allowing each DMMA depositor to be insured up to $500,000 (subject to FDIC rules).

The Domini Social Bond Fund is an intermediate-term investment-grade bond fund submanaged by Seix Advisors, a financial advisor that focuses on fixed-income strategies with about $20 billion under management. Domini establishes and implements the social and environmental standards for the Fund, and Seix constructs the portfolio.

The Fund is unusual not only because it is one of the few social bond funds available to the retail investor, but also because of its innovative approach to using the power of fixed-income investing to help revitalize communities.

The Domini Social Bond Fund seeks investments that do the following:

•      Increase access to capital for those historically underserved by mainstream financial institutions

•      Create public goods for those most in need

•      Use financial innovation in the service of the economically disadvantaged

The Fund devotes up to 10% of its portfolio to direct investments in community economic development. As of January 31, the Fund held certificates of deposit with 24 community development financial institutions (CDFIs) in 18 states. In addition, it invests in mortgage-backed securities issued by institutions like Fannie Mae, Freddie Mac, and Ginnie Mae, which play a vital role in providing liquidity in the secondary mortgage market for affordable housing. It also invests in bonds issued by corporations that meet Domini’s social and environmental standards and in bonds issued by states and municipalities for a variety of revitalization efforts. As of January 31, 2009, the Fund had grown to more than $70 million in assets.

The Fund has consistently emphasized high-quality securities and an avoidance of market timing. To date, it has successfully avoided the damaging impact of certain securities, including subprime mortgages, collateralized debt obligations, Fannie Mae and Freddie Mac preferred securities, structured investment vehicles and securities issued by corporations at the heart of the financial crisis, such as AIG, Bear Stearns, Countrywide, Lehman Brothers, Wachovia, and Washington Mutual. Of course, all current and future portfolio holdings are subject to risk.

WHAT ARE CDFIS?

Community development financial institutions (CDFIs) are banks, credit unions, and loan funds whose mission is to provide capital directly to the communities that need it the most. Domini makes a special effort to support these institutions.

Community development financial institutions (CDFIs) grew out of the informal self-help institutions created in years past by underserved communities in the U.S. These included immigrant guilds in New York’s Lower East Side and community development credit unions formed by African American communities in the 1930s.

Modern CDFIs began to be founded in the 1970s, including Chicago’s Shore-Bank in 1973. Today there are more than 500 CDFIs throughout the U.S., and they can be found in every state and the District of Columbia.

The Domini Community Impact GradientSM

We at Domini believe that fixed-income investments are uniquely suited to play a direct role in addressing many of the dramatic financial disparities in our society. We have developed a tool to measure the level of community development impact for each investment in the Fund. We hope that by publicizing this tool, we are helping to educate other investors about the wide range of social and environmental goals that can be achieved through fixed-income instruments.

The Domini Community Impact Gradient scores each of the investments in the Fund on a range from one to five, categorizing both the depth and breadth of impact of each type of fixed-income instrument. We look to diversify our holdings across a broad range of social issues, including affordable housing, small business development, education, community revitalization, rural economic development, environment, and health. In today’s fixed-income markets, investments in affordable housing are most widely available, and consequently most of our holdings support these efforts.

Of course, not all fixed-income instruments serve a positive social purpose. Our Gradient is designed to highlight only those types of investments that contribute to the revitalization of communities and the environment, and are therefore eligible for the Fund’s portfolio. The Fund seeks to avoid holding securities that finance corporations or activities that are inconsistent with Domini’s social and environmental standards.

Level 5 (Highest Level of Impact)

This category includes CDFIs that serve communities in need, such as Central Bank of Kansas and Wainwright Bank of Boston, Massachusetts. Wainwright has provided more than $600 million in community development loans for affordable housing, homeless shelters, food banks, environmental protection, health centers, HIV/AIDS services, immigration services, and breast cancer research.

Level 4 (Substantial Direct Impact)

These investments include project loans, DUS (Delegated Underwriting and Servicing) bonds, agency CRA (Community Reinvestment Act) pools, and taxable municipal bonds, such as those issued by the Pennsylvania Economic Development Financing Authority and the City of Cleveland, that support low-income or underserved communities. Municipal bonds issued by cities or states with below-average levels of resources help create public goods, such as affordable housing, transportation infrastructure, educational facilities, brownfield redevelopment, technical assistance for small enterprises, and other services needed to close the gap between these localities and the rest of society.

Level 3 (Moderate Direct Impact)

This includes mortgage-backed securities issued by organizations that fund affordable housing and small business, such as Ginnie Mae, Fannie Mae, and Freddie Mac, securities issued by the U.S. Small Business Administration, and taxable municipal bonds that support moderate-income communities. Despite the losses which led to a government takeover in September 2008, Fannie Mae and Freddie Mac provide an important service by making funds available to mortgage lenders.

Level 2 Impact (Moderate Indirect Impact)

This category includes bonds issued by government-sponsored entities such as Fannie Mae and Freddie Mac to support their mortgage lending in general, and securities issued by Sallie Mae, which supports student lending.

Level I Impact (Lowest Level of Impact)

These investments include investments in bonds issued by mainstream for-profit corporations that meet Domini’s Global Investment Standards, such as Hewlett-Packard, Johnson & Johnson, and Procter & Gamble. These bonds are “general purpose” bonds, meaning that the company may use the proceeds for a wide variety of purposes. Although it is not possible for us to determine the specific use of the proceeds, we will only purchase bonds issued by companies that meet our social and environmental standards.

Past performance is no guarantee of future results. The Domini Social Bond Fund is not insured and is subject to market risks, interest rate risks, and credit risks. You may lose money.

During periods of rising interest rates, bond funds can lose value. The Domini Social Bond Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates, mortgage-backed securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates. Some of the Domini Social Bond Fund’s community development investments may be unrated and carry greater credit risks than its other investments.

The Domini Social Bond Fund may hold a substantial portion of its assets in the direct obligations of U.S. government agencies and government-sponsored entities, including Fannie Mae and Freddie Mac, and in the mortgage-backed securities of Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. Ginnie Mae is a wholly owned government corporation that guarantees privately issued securities backed by pools of mortgages insured by the Federal Housing Administration, the Department of Veterans Affairs, and the Department of Agriculture under the Rural Housing Service Program. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future. (Ginnie Maes are guaranteed by the full faith and credit of the U.S. Treasury as to the timely payment of principal and interest. Freddie Macs and Fannie Maes are backed by their respective issuer only, and are not guaranteed or insured by the U.S. government or the U.S. Treasury.)

The composition of the Fund’s portfolio is subject to change. For a current list of the Fund’s holdings, see the Fund’s Portfolio of Investments, included herein.

The DMMA is available through an arrangement with the ShoreBank family, including ShoreBank and Shore-Bank Pacific, members FDIC. Domini Social Investments and the Domini Funds are not affiliated with any bank and are not FDIC insured. Visit www.domini.com for more information.

DOMINI SOCIAL EQUITY FUND

Performance Commentary

For the six months ended January 31, 2009, the Fund’s Investor shares declined -36.11%, lagging the S&P 500, which returned -33.96%.

The Fund’s performance relative to the S&P 500 was helped the most by the following companies held in its portfolio, each of which outperformed the index.

•	McDonald’s, whose stock rose in the second half of the period when year-over-year sales increased, lost less than -2% for the period.

•	Fourth-quarter earnings for the healthcare company Johnson & Johnson beat expectations, boosted by cost-cutting measures. The company lost more than -14%.

•

Verizon Communications benefited from the company’s relatively conservative business model, its attractive dividend yield, and the successful exclusive launch of the touch-screen Blackberry Storm. The company’s stock declined more than -9%.

The Fund’s relative performance was hurt the most by the following companies in the portfolio:

•	The stock of Genworth Financial dropped when the company said it was examining strategic alternatives regarding its mortgage insurance business. The company lost more than -85% during the period.

•	The oil and gas company Unit was affected by the drop in oil prices and lost more than -63% for the portfolio.

•	The energy transportation company CSX lost more than -56% after the financial impact of storms in the Gulf Coast and Midwest caused it to lower its third-quarter earnings guidance.

The Fund was helped by its overweighting to telecommunications services and its underweighting to materials, and by its stock selection in both sectors. The Fund was hurt by weak stock selection in the energy and industrials sectors and by its underweighting and stock selection in the utilities sector.

The table and bar chart below provide information as of January 31, 2009, about the ten largest holdings of the Domini Social Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Johnson & Johnson	5.4%	Verizon Communications	2.4%
International Business Machines	3.3%	Oracle	2.1%
Microsoft	3.2%	Apple	1.9%
Procter & Gamble	3.1%	Hewlett-Packard	1.9%
AT&T	2.8%	McDonald’s	1.9%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

The holdings mentioned above are described in the Domini Social Equity Fund’s Portfolio of Investments at January 31, 2009, included herein. The composition of the Fund’s portfolio is subject to change.

AVERAGE ANNUAL TOTAL RETURNS

		Investor shares	Class R shares		Class A shares (with 4.75% maximum Sales Charge)[3]	Class A shares (with- out Sales Charge)[3]	Institutional shares[3]	S&P 500
As of 12-31-08	1 Year	-37.88%	-37.81%		-40.83%	-37.88%	-37.88%	-37.00%
	5 Year	-4.58%	-4.30%[2]		-5.50%	-4.58%	-4.58%	-2.19%
	10 Year	-3.17%	-3.03%[2]		-3.64%	-3.17%	-3.17%	-1.38%
	Since Inception[1]	5.99%	6.08%[1,2]		5.70%	5.99%	5.99%	7.02%
As of 01-31-09	1 Year	-38.52%	-38.40%		-41.44%	-38.52%	-38.52%	-38.63%
	5 Year	-6.71%	-6.42%[2]		-7.61%	-6.71%	-6.71%	-4.24%
	10 Year	-4.64%	-4.49	%,2	-5.10%	-4.64%	-4.64%	-2.64%
	Since Inception[1]	5.41%	5.50%[1,2]		5.12%	5.41%	5.41%	6.45%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.24% (Investor shares), 4.11% (A shares), 0.85% (Institutional shares), and 0.85% (R shares) of net assets representing each share class, respectively. Until November 30, 2009, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 1.20% (Investor shares), 1.18% (A shares), 0.65% (Institutional shares) and 0.90% (R shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Board of Trustees, which oversees the Funds.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived. The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

[1]	Since June 3, 1991.
[2]

Reflects the performance of the Investor shares for periods prior to the offering of Class R shares, which commenced November 28, 2003. This performance has not been adjusted to take into account the lower expenses applicable to Class R shares.

[3]

Institutional and Class A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28 is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Institutional or A shares.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/09

DOMINI SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

SECURITY	SHARES	VALUE
Consumer Discretionary - 11.2%
Amazon.com Inc (a)	83,800	$4,929,116
American Eagle Outfitters Inc	700	6,307
Autozone Inc (a)	47,247	6,278,654
Best Buy Co Inc	115,258	3,229,529
Big Lots Inc (a)	259,500	3,490,275
Black & Decker Corporation	600	17,346
Centex Corp (a)	226,300	1,925,813
Coach Inc (a)	149,700	2,185,620
Comcast Corp New	5,550	81,308
D R Horton Inc	1,975	11,771
DIRECTV Group Inc (a)	171,000	3,744,900
Disney Walt Co	4,537	93,825
Gannett Inc	551,900	3,184,463
Gap Inc	344,187	3,882,429
Harman Intl Inds Inc New	137,200	2,207,548
Home Depot Inc	3,244	69,843
J C Penney Inc	758	12,697
Johnson Controls Inc	1,954	24,445
KB Home	172,800	1,843,776
Limited Brands Inc	1,668	13,211
Liz Claiborne Inc	600	1,320
Lowes Cos Inc	2,986	54,554
McDonalds Corp	183,774	10,662,567
Meredith Corp	823	13,143
Nike Inc	1,388	62,807
Nordstrom Inc	895	11,358
Polo Ralph Lauren Corp	65,700	2,695,671
Pulte Homes Inc	2,094	21,254
Ross Stores Inc	92,900	2,733,118
Scholastic Corp	722	7,870
Staples Inc	2,258	35,993
Starbucks Corp (a)	2,578	24,336
Target Corp	1,636	51,043
Time Warner Inc New	605,676	5,650,957
TJX Companies Inc New	151,300	2,938,246
V F Corp	800	44,816
Viacom Inc New (a)	2,100	30,975
Washington Post Co	95	37,103
Whirlpool Corp	500	16,715

		62,326,722

Consumer Staples - 13.6%
Avon Products Inc	2,406	49,203
Bunge Limited	48,500	2,082,590
Coca Cola Co	149,699	6,395,141
Colgate Palmolive Co	112,296	7,303,732
Costco Wholesale Corp New	1,600	72,048
CVS Caremark Corp	119,100	3,201,408
General Mills Inc	108,300	6,405,945
Heinz H J Co	181,800	6,635,700
Hershey Co / The	1,936	72,174
Kimberly Clark Corp	2,356	121,263
Kraft Foods Inc	5,000	140,250
Kroger Co	192,777	4,337,483
Pepsi Bottling Group Inc	198,500	3,829,065
PepsiAmericas Inc	264,800	4,271,224
Pepsico Inc	100,953	5,070,869
Procter and Gamble Co	312,861	17,050,924
Safeway Inc	187,700	4,022,411
Supervalu Inc	267,300	4,688,442

		75,749,872

Energy - 11.4%
Anadarko Petroleum Corp	129,618	4,762,165
Apache Corp	139,462	10,459,650
Devon Energy Corporation New	92,870	5,720,792
ENSCO International Inc	131,300	3,592,368
EOG Resources Inc	3,908	264,845
National Oilwell Varco Inc (a)	115,800	3,061,752
Nexen Inc	115,300	1,671,850
Noble Energy Inc	90,200	4,413,486
Southwestern Energy Co	255,100	8,073,915
StatoilHydro ASA	335,900	5,787,557
Talisman Energy Inc	844,500	7,907,928
Tidewater Inc	87,600	3,645,036
Unit Corp (a)	154,050	3,842,007

		63,203,351

Financials - 12.2%
AFLAC Inc	84,800	1,968,208
American Express Co	261,276	4,371,147
Apartment Investment and Management Co	41,264	366,837
Bank of America Corp	455,200	2,995,216
Bank of New York
Mellon Corp	183,700	4,728,438

DOMINI SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

SECURITY	SHARES	VALUE
Financials (Continued)
BB&T Corp	168,300	$3,330,657
Citigroup Inc	10,300	36,565
Goldman Sachs Group Inc	49,200	3,971,916
Host Hotels & Resorts Inc	381,500	2,052,470
Hudson City Bancorp Inc	323,400	3,751,440
Huntington Bancshares Inc	622,200	1,791,936
JPMorgan Chase & Co	371,230	9,470,077
Lincoln National Corp	156,500	2,367,845
NYSE Euronext	360	7,921
Principal Financial Group	167,000	2,770,530
Regions Financial Corp New	461,300	1,596,098
State Street Corporation	197,300	4,591,171
Travelers Cos Inc	234,052	9,043,769
US Bancorp	6,463	95,911
Wells Fargo & Co New	460,217	8,698,101

		68,006,253

Health Care - 15.2%
Amgen Inc (a)	146,066	8,011,720
Becton, Dickinson and Co	76,202	5,537,599
Boston Scientific Corp (a)	347,500	3,082,325
Forest Laboratories Inc (a)	199,700	5,000,488
Genentech Inc (a)	1,600	129,984
Gilead Sciences Inc (a)	151,110	7,671,855
Johnson & Johnson	520,524	30,029,030
King Pharmaceuticals Inc (a)	355,100	3,103,574
McKesson Corp	137,900	6,095,180
Medtronic Inc	89,755	3,005,895
St Jude Medical Inc (a)	97,000	3,527,890
Thermo Fisher Scientific Inc (a)	140,100	5,033,793
Watson Pharmaceuticals Inc (a)	163,200	4,452,096

		84,681,429

Industrials - 6.1%
3M Co	2,864	154,055
Bombardier Inc	685,100	2,099,754
Cooper Industries Ltd	2,286	61,516
CSX Corp	189,200	5,479,232
Cummins Inc	160,164	3,840,733
Donnelley R R & Sons Co	2,418	23,600
Emerson Electric Co	3,308	108,172
Graco Inc	116,900	2,486,463
Illinois Tool Works Inc	3,600	117,576
JetBlue Airways Corp (a)	5,793	32,615
Norfolk Southern Corp	56,800	2,178,848
Pitney Bowes Inc	154,700	3,443,622
Rockwell Automation Inc	81,300	2,117,052
Ryder System Inc	90,000	3,040,200
Southwest Airlines Co	805,978	5,666,024
TNT N V (a)	158,700	2,750,271
United Parcel Service Inc	3,373	143,319

		33,743,052

Information Technology - 19.4%
Apple Inc (a)	118,582	10,687,796
Cisco Systems Inc (a)	300,716	4,501,719
Dell Inc (a)	5,484	52,098
eBay Inc (a)	218,876	2,630,890
EMC Corp (a)	4,400	48,576
Google Inc (a)	31,480	10,656,924
Hewlett Packard Co	307,147	10,673,358
Intel Corp	423,709	5,465,846
International Business Machines	199,500	18,284,175
Jabil Circuit Inc	3,100	18,042
Juniper Networks Inc (a)	1,500	21,240
Lexmark International Inc (a)	186,400	4,413,952
LSI Corp (a)	1,421,700	4,521,006
Microsoft Corp	1,050,352	17,961,019
Motorola Inc	7,500	33,225
Oracle Corp (a)	692,400	11,653,092
QLogic Corp (a)	265,400	3,004,328
Qualcomm Inc	4,234	146,285
Texas Instruments Inc	3,928	58,724
Western Digital Corp (a)	214,980	3,155,906
Xerox Corp	5,598	37,171

		108,025,372

Materials - 1.2%
Eastman Chemical Co	83,100	2,156,445
International Paper Co	4,600	41,952

DOMINI SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

SECURITY	SHARES	VALUE
Materials (Continued)
Lubrizol Corp	118,000	$4,026,160
Meadwestvaco Corp	3,466	40,344
Nucor Corp	1,100	44,869
Rohm & Haas Co	2,210	121,970

		6,431,740

Telecommunication Services - 6.7%
AT&T Inc	639,904	15,754,436
France Telecom	214,730	4,824,983
Sprint Nextel Corp (a)	7,259	17,640
Telefonica S A	56,400	3,023,604
Verizon Communications	455,038	13,591,985

		37,212,648

Utilities - 0.8%
Pepco Holdings Inc	236,400	4,210,284

		4,210,284

Total Investments - 97.8%
(Cost $722,832,709) (b)		543,590,723

Other Assets, less liabilities - 2.2%		12,344,249

Net Assets - 100.0%		$555,934,972

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $750,868,243. The aggregate gross unrealized appreciation is $19,767,592 and the aggregate gross unrealized depreciation is $227,045,112, resulting in net unrealized depreciation of $207,277,520.

ADR - American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN SOCIAL EQUITY FUND

Performance Commentary

For the six months ended January 31, 2009, the Fund’s Investor shares declined -47.79%, lagging the MSCI Europe index, which fell by -43.92%. The Fund’s performance relative to the MSCI Europe was helped the most by the following portfolio holdings:

•

The French pharmaceutical company Sanofi-Aventis lost more than -19% during the period, considerably less than the benchmark. The company’s stock rose in the second half of the period on speculation that it would acquire the Czech pharmaceutical company Zentiva.

•	The Dutch supermarket company Koninklijke Ahold gained more than 5% on strong performance in all its major markets, and particularly strong holiday sales in the U.S. and Netherlands.

•	France Telecom reported positive third-quarter earnings and lost -27%, outperforming the benchmark.

The Fund’s relative performance was hurt the most by the following companies in the portfolio:

•	Royal Bank of Scotland lost more than -92% during the period, and the British bank Barclays lost more than -76%. Both banks were heavily affected by the ongoing credit crisis.

•

The Austrian real estate company Immofinanz Immobilien lost more than -94%. The company’s Immoeast subsidiary, which develops properties in Poland, Hungary, and the Czech Republic, reported a loss of $77 million for the three months ended July 31.

•	Anglo Irish Bank lost essentially all of its value.

The Fund’s relative performance was helped by its overweighting to the healthcare and telecommunications services sectors. The Fund was hurt the most by weak stock selection in the financial, consumer discretionary, and industrials sectors.

The table and bar chart below provide information as of January 31, 2009, about the ten largest holdings of the Domini European Social Equity Fund and its portfolio holdings by industry sector and by country:

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Novartis	5.1%	Deutsche Telekom	3.1%
BG Group	4.0%	France Telecom	3.0%
GlaxoSmithKline	3.9%	StatoilHydro	3.0%
Vivendi	3.5%	HSBC Holdings	2.9%
Sanofi Aventis	3.4%	Vodafone Group	2.9%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS)

The holdings mentioned above are described in the Domini European Social Equity Fund’s Portfolio of Investments at January 31, 2009, included herein. The composition of the Fund’s portfolio is subject to change.

AVERAGE ANNUAL TOTAL RETURNS

		Investor shares	Class A shares shares (with 4.75% maximum Sales Charge)[2]	Class A shares shares (without Sales Charge) [2]	MSCI Europe
As of 12-31-08	1 Year	-49.52%	-51.92%	-49.52%	-46.08%
	3 Year	-9.61%	-11.08%	-9.61%	-6.07%
	Since Inception[1]	-7.66%	-9.03%	-7.66%	-4.92%
As of 1-31-09	1 Year	-51.06%	-53.38%	-51.06%	-46.45%
	3 Year	-15.70%	-17.07%	-15.70%	-11.55%
	Since Inception[1]	-11.28%	-12.56%	-11.28%	-8.09%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, during which net operating expenses were capped by the Fund’s Manager, the Fund’s gross annual operating expenses totaled 1.80% (Investor shares) and 3.71% (A shares) of net assets representing each share class, respectively. Until November 30, 2009, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 1.60% (Investor shares) and 1.57% (A shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Board of Trustees, which oversees the Funds.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini European Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived. The Morgan Stanley Capital International (MSCI Europe) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI Europe.

[1]	Since October 3, 2005.
[2]	A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28 is the performance of the Investor shares. Unless otherwise noted, this performance has not been adjusted to reflect the lower expenses of the Class A shares, but does reflect an adjustment for the maximum applicable sales charges of 4.75%.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/09

DOMINI EUROPEAN SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Australia – 0.2%
Origin Energy Ltd	Energy	8,449	$74,508

			74,508

Austria – 2.3%
Immofinanz AG (a)	Real Estate	82,420	93,140
OMV AG	Energy	30,466	868,947

			962,087

Belgium – 2.2%
Bekaert SA	Capital Goods	1,379	80,026
Delhaize Group	Food & Staples Retailing	8,294	533,435
Euronav NV	Energy	11,762	178,796
Fortis (c)	Diversified Financials	70,601	140,236

			932,493

Denmark – 0.4%
D/S Norden (a)	Transportation	1,371	43,246
H. Lundbeck A/S	Pharma, Biotech & Life Sciences	1,965	40,885
Vestas Wind Systems A/S (a)	Capital Goods	1,681	81,024

			165,155

Finland – 0.6%
Nokia Oyj	Technology Hardware & Equipment	4,483	54,993
Pohjola Bank PLC	Diversified Financials	4,197	49,189
TietoEnator Oyj	Software & Services	13,815	156,728

			260,910

France – 16.0%
Air France KLM (a)	Transportation	12,784	122,383
AXA SA	Insurance	9,959	156,978
Societe BIC SA	Commercial & Professional Services	1,801	96,522
BNP Paribas	Banks	19,323	738,310
CGG Veritas (a)	Energy	3,769	45,569
Eurazeo	Diversified Financials	2,207	74,648
France Telecom SA	Telecommunication Services	56,671	1,271,033
Hermes International SA	Consumer Durables & Apparel	412	41,485
Peugeot SA	Automobiles & Components	8,523	144,296
Renault SA	Automobiles & Components	11,324	218,364
Sanofi-Aventis	Pharma, Biotech & Life Sciences	25,670	1,445,005
Schneider Electric SA	Capital Goods	5,014	317,574
SCOR SE	Insurance	4,728	95,968
Vallourec	Capital Goods	4,819	471,217
Vivendi SA	Media	56,697	1,461,805

			6,701,157

DOMINI EUROPEAN SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Germany – 10.4%
Adidas AG	Consumer Durables & Apparel	7,459	$258,310
Allianz SE – Reg	Insurance	5,906	495,611
Deutsche Lufthansa – Reg	Transportation	75,198	912,195
Deutsche Telekom AG – Reg	Telecommunication Services	106,967	1,291,936
Henkel AG & Co KGaA	Household & Personal Products	26,200	677,139
Linde AG	Materials	1,820	121,452
Muenchener
Rueckversicherungs AG	Insurance	3,123	412,796
Suedzucker AG	Food & Beverage	7,204	114,185
Wacker Chemie AG	Materials	1,064	75,892

			4,359,516

Greece – 0.6%
Marfin Investment Group SA	Diversified Financials	19,660	72,565
Public Power Corp	Utilities	10,738	179,899

			252,464

Ireland – 1.4%
Anglo Irish Bank (a) (c)	Banks	80,825	8,083
CRH PLC	Materials	8,967	210,583
Irish Life & Permanent PLC	Insurance	18,345	38,548
Kerry Group PLC – A	Food & Beverage	12,582	235,820
Smurfit Kappa Group PLC	Materials	45,530	101,258

			594,292

Italy – 3.7%
Assicurazioni Generali SpA	Insurance	2,212	46,060
Fiat SpA (a)	Automobiles & Components	53,179	259,145
Italcementi SpA	Materials	35,479	331,741
Pirelli & Co SpA (a)	Automobiles & Components	678,696	194,344
Saras SpA	Energy	134,980	444,302
Seat Pagine Gialle SpA (a)	Media	866,424	55,502
Terna Rete Elettrica Nazionale
SpA	Utilities	32,627	99,206
Telecom Italia SpA	Telecommunication Services	52,640	64,737
Unipol Gruppo Finanziario
SpA	Insurance	40,199	60,035

			1,555,072

Japan – 0.6%
Japan Petroleum Exploration	Energy	1,800	83,030
Nippon Mining Holdings Inc	Energy	33,500	121,872
Toyo Seikan Kaisha Ltd	Materials	3,500	51,894

			256,796

Netherlands – 5.9%
Aegon NV	Insurance	14,059	73,589
Akzo Nobel NV	Materials	4,339	155,041
ING Groep NV	Diversified Financials	63,575	525,138
Koninklijke Ahold NV	Food & Staples Retailing	87,247	1,047,042
Koninklijke DSM NV	Materials	6,139	147,233
Randstad Holdings NV (a)	Commercial & Professional Services	4,882	96,833
Unilever NV	Food & Beverage	19,512	430,479

			2,475,355

DOMINI EUROPEAN SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Norway – 3.6%
Fred Olsen Energy	Energy	7,500	$193,813
StatoilHydro ASA	Energy	73,174	1,263,315
TGS Nopec Geophysical Co (a)	Energy	7,800	44,640

			1,501,768

Poland – 0.4%
Polskie Gornictwo Naftowe I
Gazownictwo SA	Energy	172,992	188,020

			188,020

Spain – 5.6%
Banco Santander SA	Banks	115,696	937,031
Banco Bilbao Vizcaya	Banks	23,695	221,143
Mapfre SA	Insurance	117,499	331,424
Telefonica SA	Telecommunication Services	48,808	866,052

			2,355,650

Sweden – 2.6%
Telefonaktiebolaget LM Ericsson B shs	Technology Hardware & Equipment	54,626	433,493
Holmen AB Series B shs	Materials	16,346	336,991
Investor AB B shs	Diversified Financials	17,530	204,868
Nordea Bank AB	Banks	7,223	38,516
Securitas AB B shs	Commercial & Professional Services	11,558	93,433

			1,107,301

Switzerland – 10.8%
Adecco SA – Reg	Commercial & Professional Services	2,243	75,248
Clariant AG – Reg (a)	Materials	41,681	206,712
Holcim ltd. – Reg	Materials	8,616	347,142
Novartis AG	Pharma, Biotech & Life Sciences	52,536	2,157,241
OC Oerlikon Corp AG – Reg (a)	Capital Goods	2,362	80,752
Roche Holdings AG	Pharma, Biotech & Life Sciences	8,482	1,189,922
Swiss Reinsurance Ltd	Insurance	17,334	459,571

			4,516,588

United Kingdom – 28.2%
ARM Holdings PLC	Semiconductors & Semiconductor Equipment	71,998	94,717
Aviva PLC	Insurance	126,842	570,063
Barclays PLC	Banks	75,587	110,628
BG Group PLC	Energy	122,051	1,664,740
Cable & Wireless PLC	Telecommunication Services	51,096	115,140
Centrica PLC	Utilities	264,144	977,693
Compass Group PLC	Consumer Services	56,628	278,782
Cookson Group	Capital Goods	84,383	114,002
Drax Group PLC	Utilities	57,958	463,375
Experian PLC	Commercial & Professional Services	47,272	292,683
GlaxoSmithKline	Pharma, Biotech & Life Sciences	94,100	1,651,054
Home Retail Group	Retailing	53,171	156,861
HSBC Holdings PLC	Banks	160,043	1,235,311
Investec PLC	Diversified Financials	30,010	107,565
Kingfisher PLC	Retailing	143,964	286,636
Mondi PLC	Materials	67,808	177,842
Old Mutual PLC	Insurance	372,064	278,852
Pearson PLC	Media	15,409	146,355

DOMINI EUROPEAN SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom (Continued)
Reckitt Benckiser Group PLC	Household & Personal Products	2,160	$82,758
RSA Insurance Group PLC	Insurance	84,727	159,944
Sage Group PLC	Software & Services	33,344	86,520
Sainsbury J PLC	Food & Staples Retailing	56,627	270,388
Thomas Cook Group PLC	Consumer Services	71,098	194,935
Thomson Reuters PlC	Media	8,161	163,230
Travis Perkins	Capital Goods	21,971	100,531
Trinity Mirror PLC	Media	75,285	51,149
Unilever PLC	Food & Beverage	32,315	705,211
Vodafone Group PLC	Telecommunication Services	656,091	1,212,267
Wolseley PLC (a)	Capital Goods	10,352	25,530

			11,774,762

United States – 2.0%
Eastman Chemical Co	Materials	1,400	36,330
ENSCO International Inc	Energy	1,500	41,040
Noble Corporation	Energy	9,900	268,785
Southwestern Energy Co (a)	Energy	15,800	500,070

			846,225

Total Investments – 97.5% (Cost $66,333,145) (b)			40,880,119

Other Assets, less liabilities – 2.5%			1,050,190

Net Assets – 100.0%			$41,930,309

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $69,932,640. The aggregate gross unrealized appreciation is $281,129 and the aggregate gross unrealized depreciation is $29,333,650, resulting in net unrealized depreciation of $29,052,521.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI PACASIA SOCIAL EQUITY FUND

Performance Commentary

For the six months ended January 31, 2009, the Fund’s Investor shares declined -38.86%, lagging the MSCI All Country Asia Pacific index, which returned -36.37%.

The Fund’s performance relative to the MSCI All Country Asia Pacific was helped the most by the following three Japanese companies held in its portfolio, each of which lost between -9% and -11% during the period:

•	The food company Seven & I Holdings benefited from strong convenience-store sales and its banking operations.

•

Stock in the pharmaceutical company Astellas Pharma rose when the company announced it would buy back shares, giving investors hope for higher-than-expected profits for the year. The stock’s later decline caused it to lose more than -10% for the period.

•

Shares of Takeda Pharmaceuticals dropped over concerns about its acquisition of the U.S. company Millennium Pharmaceuticals, but rebounded when the market reassessed the acquisition and the company received positive news on drug filings.

The Fund’s relative performance was hurt the most by the following three portfolio holdings:

•	The Australian company BlueScope Steel lost more than -78% during the period as previously solid domestic demand for steel turned weaker and overseas demand worsened.

•

The Japanese financial company Orix lost more than -70%. Shares came under pressure as the company announced it would issue convertible bonds that would dilute the share price. Selling by a large institutional investor also hurt the stock.

•	The Australian financial company Babcock & Brown lost more than -98%. Shares declined in the third quarter, mostly due to the ongoing credit crisis.

The Fund’s relative performance was helped by its underweighting to the materials sector, its overweighting to the healthcare sector, and its stock selection among industrials. The Fund was hurt by stock selection in the consumer discretionary and financial sectors, and by its underweighting as well as stock selection in the utilities sector. The Fund was also helped by its underweighting to China.

The table and bar chart below provide information as of January 31, 2009, about the ten largest holdings of the Domini PacAsia Social Equity Fund and its portfolio holdings by industry sector and by country:

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Takeda Pharmaceuticals	3.3%	Toyo Seikan Kaisha	1.9%
Seven & I Holdings	3.0%	Mitsui O.S.K. Lines	1.8%
Astellas Pharma	2.7%	KT	1.6%
Honda Motor	2.5%	Nintendo	1.6%
Toppan Printing	2.0%	Rohm	1.4%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS)

The holdings mentioned above are described in the Domini PacAsia Social Equity Fund’s Portfolio of Investments at January 31, 2009, included herein. The composition of the Fund’s portfolio is subject to change.

AVERAGE ANNUAL TOTAL RETURNS

		Investor shares	Class A shares (with 4.75% maximum Sales Charge) [2]	Class A shares (without Sales Charge) [2]	MSCI AC Asia Pacific
As of 12-31-08	1 Year	-41.96%	-44.72%	-41.96%	-41.62%
	Since Inception[1]	-21.42%	-23.30%	-21.42%	-17.59%
As of 1-31-09	1 Year	-43.71%	-46.38%	-43.71%	-40.44%
	Since Inception[1]	-24.85%	-26.57%	-24.85%	-19.82%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

As stated in its current prospectus, the Fund’s gross annual operating expenses totaled 2.48% (Investor shares) and 9.30% (A shares) of net assets representing each share class, respectively. Until November 30, 2009, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 1.60% (Investor shares) and 1.57% (A shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Board of Trustees, which oversees the Funds.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini PacAsia Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Morgan Stanley Capital International All Country Asia Pacific (MSCI AC Asia Pacific) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI AC Asia Pacific.

[1]	Since December 27, 2006.
[2]

A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28 is the performance of the Investor shares. Unless otherwise noted, this performance has not been adjusted to reflect the lower expenses of the Class A shares, but does reflect an adjustment for the maximum applicable sales charges of 4.75%.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/09

DOMINI PACASIA SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Australia – 10.3%
AGL Energy Ltd	Utilities	20,526	$189,294
Amcor Limited	Materials	10,046	34,033
BlueScope Steel Ltd	Materials	47,846	105,253
Boral Limited New	Materials	30,040	62,088
CFS Retail Property Trust	Real Estate	28,220	31,853
Commonwealth Property Office Fund	Real Estate	48,133	25,694
Computershare Ltd - Reg	Software & Services	15,207	68,906
CSL Ltd	Pharma, Biotech & Life Sciences	6,806	160,617
GPT Group	Real Estate	193,750	91,866
National Australia Bank Ltd	Banks	15,160	178,942
Origin Energy Ltd	Energy	8,139	71,775
QBE Insurance Group Ltd	Insurance	10,120	152,305
Suncorp-Metway Ltd	Insurance	27,335	127,483
Telstra Corp Ltd	Telecommunication Services	64,483	153,953
Westpac Banking Corp	Banks	8,978	88,111

			1,542,173

Austria – 0.2%
OMV AG	Energy	1,172	33,428

			33,428

China – 4.0%
Agile Property Holdings Ltd	Real Estate	246,000	94,344
Byd Co Ltd	Capital Goods	24,500	45,660
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	208,000	131,331
China Life Insurance Co Ltd	Insurance	30,424	80,071
Guangzhou R&F Properties Co Ltd	Real Estate	14,241	11,594
Hopson Development Holdings Ltd	Real Estate	108,000	62,515
Shimao Property Holdings Ltd	Real Estate	59,000	37,910
Shui On Land Ltd	Real Estate	93,500	23,698
Soho China Limited	Real Estate	127,500	45,597
TPV Technology Ltd	Technology Hardware & Equipment	284,223	63,632

			596,352

Hong Kong – 7.2%
Chinese Estates Holdings Ltd	Real Estate	54,239	66,478
First Pacific Co	Food & Beverage	78,389	28,197
Great Eagle Holdings Ltd	Real Estate	29,874	36,509
Henderson Land Development Co Ltd	Real Estate	12,838	49,036
Hongkong Land Holdings Ltd	Real Estate	25,000	52,411
Hopewell Highway Infrastructure Ltd	Transportation	57,500	34,476
Hopewell Holdings Ltd	Real Estate	3,371	11,047
Hysan Development Co Ltd	Real Estate	50,191	81,405
Jardine Matheson Holdings Ltd	Capital Goods	5,593	110,055
Jardine Strategic Holdings Ltd	Capital Goods	9,859	99,329
New World Development Ltd	Real Estate	84,406	80,005
Sino Land Co	Real Estate	11,707	11,224

DOMINI PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Hong Kong (Continued)
Swire Pacific Ltd	Real Estate	31,664	$204,473
Wharf Holdings Ltd	Real Estate	33,675	83,206
Wheelock & Co Ltd	Real Estate	75,418	132,652

			1,080,503

India – 3.3%
Hero Honda Motors Ltd	Automobiles & Components	7,379	131,538
Infosys Technologies Ltd	Software & Services	894	23,478
Mahanagar Telephone Nigam	Telecommunication Services	24,282	35,691
Punjab National Bank Ltd	Banks	16,206	131,176
State Bank of India Ltd	Banks	5,120	118,562
Sterlite Industries India Ltd	Materials	3,397	18,633
Sun Pharmaceutical Industries Ltd	Pharma, Biotech & Life Sciences	1,781	38,659

			497,737

Indonesia – 0.7%
Perusahaan Gas Negara PT	Utilities	512,500	96,721

			96,721

Japan – 53.0%
Amada Co Ltd	Capital Goods	31,189	149,096
Aoyama Trading Co Ltd	Retailing	8,400	122,944
Asahi Kasei Corp	Materials	20,640	84,457
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	10,484	397,060
Brother Industries Ltd	Technology Hardware & Equipment	8,800	56,937
Casio Computer Co Ltd	Consumer Durables & Apparel	4,000	31,425
Central Japan Railway Co	Transportation	8	57,072
Chiba Bank Ltd/The	Banks	15,000	84,173
Chuo Mitsui Trust Holdings Inc	Banks	31,930	125,635
Credit Saison Co Ltd	Diversified Financials	9,100	89,292
Daiichi Sankyo Co Ltd	Pharma, Biotech & Life Sciences	2,400	53,904
Daito Trust Construction Co Ltd	Real Estate	2,000	86,104
Daiwa House Industry Co Ltd	Real Estate	14,769	132,184
Fanuc Ltd	Capital Goods	2,200	130,415
Fast Retailing Co Ltd	Retailing	358	45,158
FUJIFILM Holdings Corp	Technology Hardware & Equipment	7,357	160,893
Hakuhodo DY Holdings Inc	Media	2,230	99,720
Hokuhoku Financial Group Inc	Banks	61,846	122,504
Honda Motor Co Ltd	Automobiles & Components	16,194	372,272
Japan Retail Fund Investment Corp	Real Estate	19	83,589
Kawasaki Kisen Kaisha Ltd	Transportation	34,206	124,671
KDDI Corp	Telecommunication Services	27	168,630
Konica Minolta Holdings Inc	Technology Hardware & Equipment	12,000	93,476
Kyocera Corp	Technology Hardware & Equipment	2,427	155,847
Makita Corp	Consumer Durables & Apparel	1,593	29,787
Mazda Motor Corp	Automobiles & Components	52,000	80,635
Mediceo Paltac Holdings Ltd	Health Care Equipment & Services	1,393	15,484
Mitsui Fudosan Co Ltd	Real Estate	6,010	77,530
Mitsui OSK Lines Ltd	Transportation	46,000	262,793

DOMINI PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Nintendo Co Ltd	Software & Services	756	$234,436
Nippon Express Co Ltd	Transportation	12,764	45,700
Nippon Meat Packers Inc	Food & Beverage	8,000	100,824
Nippon Mining Holdings Inc	Energy	15,041	54,719
Nissan Motor Co	Automobiles & Components	24,237	73,036
Nisshin Seifun Group Inc	Food & Beverage	9,500	103,279
Nomura Holdings Inc	Diversified Financials	3,747	24,276
NTT Data Corp	Software & Services	36	115,033
NTT DoCoMo Inc	Telecommunication Services	106	184,710
ORIX Corp	Diversified Financials	2,693	117,601
Resona Holdings Inc	Banks	2,700	41,645
Ricoh Co Ltd	Technology Hardware & Equipment	15,503	189,246
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	4,300	213,621
SBI Holdings Inc	Diversified Financials	118	14,256
Seiko Epson Corp	Technology Hardware & Equipment	8,210	104,250
Seino Holdings Corp	Transportation	34,800	168,657
Sekisui Chemical Co Ltd	Consumer Durables & Apparel	19,594	109,082
Seven & I Holdings Co Ltd	Food & Staples Retailing	16,579	442,232
Shinko Securities Co Ltd	Diversified Financials	28,000	55,856
Shinsei Bank Ltd	Banks	87,678	112,030
Sony Corp	Consumer Durables & Apparel	9,584	186,836
Sumitomo Trust & Banking Co Ltd/The	Banks	30,874	151,431
Taisho Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	5,000	102,090
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	10,646	498,991
Terumo Corp	Health Care Equipment & Services	1,023	34,747
Tokyo Gas Co Ltd	Utilities	45,000	212,911
Tokyo Steel Manufacturing Co Ltd	Materials	14,800	145,108
Toppan Printing Co Ltd	Commercial & Professional Services	44,174	297,537
Toyo Seikan Kaisha Ltd	Materials	19,587	290,413

			7,918,240

Malaysia – 2.0%
PPB Group Bhd	Food & Beverage	25,000	65,181
Telekom Malaysia Bhd	Telecommunication Services	82,700	72,342
Tenaga Nasional Bhd	Utilities	60,056	97,477
YTL Corp Bhd	Utilities	34,540	66,678

			301,678

New Zealand – 1.5%
Telecom Corp of New Zealand Ltd	Telecommunication Services	63,444	85,054
Vector Ltd	Utilities	128,395	143,117

			228,171

Norway – 0.7%
StatoilHydro ASA	Energy	5,941	102,569

			102,569

DOMINI PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Philippines – 0.2%
Philippine Long Distance Telephone Co	Telecommunication Services	525	$22,897

			22,897

Singapore – 2.0%
CapitaCommercial Trust	Real Estate	88,000	54,556
Jardine Cycle & Carriage Ltd	Retailing	22,662	159,429
Singapore Airlines Ltd	Transportation	3,088	22,550
Singapore Land Ltd	Real Estate	12,000	26,075
Suntec Real Estate Investment Trust	Real Estate	72,000	31,133

			293,743

South Korea – 6.3%
Daegu Bank	Banks	5,360	26,876
GS Holdings Corp	Energy	6,349	120,305
Hana Financial Group Inc	Banks	2,950	48,277
Industrial Bank Of Korea (a)	Banks	6,135	37,930
KT Corp	Telecommunication Services	8,513	243,805
LG Electronics Inc	Consumer Durables & Apparel	2,544	130,049
LG International Corp	Capital Goods	2,580	33,495
LG Telecom Ltd	Telecommunication Services	15,570	104,088
Lotte Shopping Co Ltd	Retailing	405	55,194
Shinhan Financial Group Co Ltd (a)	Banks	1,393	28,142
Woori Finance Holdings Co Ltd (a)	Banks	14,177	79,650
Woori Investment & Securities Co Ltd	Diversified Financials	2,380	28,628

			936,439

Taiwan – 4.7%
Acer Inc	Technology Hardware & Equipment	110,555	137,295
Asustek Computer Inc.	Technology Hardware & Equipment	78,332	70,931
Chunghwa Telecom Co Ltd	Telecommunication Services	50,824	76,908
Chunghwa Picture Tubes	Technology Hardware & Equipment	722,000	66,414
HTC Corp	Technology Hardware & Equipment	8,650	82,078
Lite-On Technology Corp	Technology Hardware & Equipment	134,000	80,624
Quanta Computer Inc	Technology Hardware & Equipment	180,900	171,534
Taiwan Cooperative Bank	Banks	35,464	15,425

			701,209

Thailand – 0.9%
Bangkok Bank PCL	Banks	66,718	140,047

			140,047

DOMINI PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United States – 0.9%
Noble Corporation	Energy	1,378	$37,413
Southwestern Energy Co	Energy	1,917	60,673
Tidewater Inc	Energy	955	39,738

			137,824

Total Investments – 97.9% (Cost $22,049,661) (b)			14,629,731

Other Assets, less liabilities – 2.1%			315,624

Net Assets – 100.0%			$14,945,355

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $22,497,585. The aggregate gross unrealized appreciation is $144,861 and the aggregate gross unrealized depreciation is $8,012,715, resulting in net unrealized depreciation of $7,867,854.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND

Performance Commentary

For the six months ended January 31, 2009, the Fund’s Investor shares declined -44.92%, lagging the MSCI EAFE index, which returned -40.66%.

The Fund’s performance relative to the MSCI EAFE was helped the most by the following companies held in its portfolio:

•	The French pharmaceutical company Sanofi-Aventis lost more than -19% during the period, considerably less than the benchmark. The company’s stock rose in the second half of the period on speculation that it would acquire the Czech pharmaceutical company Zentiva.

•	The Japanese food company Seven & I Holdings lost more than -10%. The company benefited from strong convenience-store sales and its banking operations.

•	Stock in the Japanese pharmaceutical company Astellas Pharma rose when Astellas announced it would buy back shares, giving investors hope for higher-than-expected profits for the year. The stock’s later decline caused it to lose more than -10% for the period.

The Fund’s relative performance was hurt the most by the following companies in the portfolio, all of which were heavily affected by the credit crisis:

•	Royal Bank of Scotland lost more than -92% during the period.

•	The Dutch financial company ING Groep lost more than -74%.

•	Anglo Irish Bank lost essentially all of its value.

The Fund benefited the most from its overweighting to the healthcare sector and its underweighting to the materials sector. The Fund was hurt the most by stock selection in the financial, consumer discretionary, and industrials sectors, and by stock selection and its underweighting to the energy sector.

The table and bar chart below provide information as of January 31, 2009, about the ten largest holdings of the Domini European PacAsia Social Equity Fund and its portfolio holdings by industry sector and by country:

TEN LARGEST HOLDINGS

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS
Novartis	3.2%	Vivendi	2.1%
GlaxoSmithKline	2.7%	Deutsche Telekom	1.9%
Sanofi Aventis	2.6%	HSBC Holdings	1.9%
Vodafone Group	2.4%	Ahold Koninklijke	1.7%
France Telecom	2.1%	Seven & I Holdings	1.7%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS)

The holdings mentioned above are described in the Domini European PacAsia Social Equity Fund’s Portfolio of Investments at January 31, 2009, included herein. The composition of the Fund’s portfolio is subject to change.

AVERAGE ANNUAL TOTAL RETURNS

		Investor shares	Class A shares (with 4.75% maximum Sales Charge) [2]	Class A shares (without Sales Charge) [2]	MSCI EAFE
As of 12-31-08	1 Year	-46.65%	-49.18%	-46.65%	-43.06%
	Since Inception[1]	-26.04%	-27.80%	-26.04%	-19.73%
As of 1-31-09	1 Year	-48.67%	-51.11%	-48.67%	-43.42%
	Since Inception[1]	-29.68%	-31.29%	-29.68%	-22.90%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

As stated in its current prospectus, the Fund’s gross annual operating expenses total 3.19% (Investor shares) and 10.79% (A shares) of net assets representing each share class, respectively. Until November 30, 2009, the Fund’s Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that expenses paid by the Fund will not exceed, on a per annum basis, 1.60% (Investor shares) and 1.57% (A shares) of its average daily net assets representing each share class, respectively, absent an earlier modification by the Board of Trustees, which oversees the Funds.

Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini European PacAsia Social Equity Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) is an unmanaged index of common stocks. Investors cannot invest directly in the MSCI EAFE.

[1]	Since December 27, 2006.
[2]	A shares were not offered prior to November 28, 2008. All performance information for time periods beginning prior to November 28 is the performance of the Investor shares. Unless otherwise noted, this performance has not been adjusted to reflect the lower expenses of the Class A shares, but does reflect an adjustment for the maximum applicable sales charges of 4.75%.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/09

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Australia – 4.5%
AGL Energy Ltd	Utilities	20,049	$184,896
BlueScope Steel Ltd	Materials	17,790	39,135
Commonwealth Property Office Fund	Real Estate	74,026	39,517
Computershare Ltd	Software & Services	4,260	19,304
CSL Ltd/Australia	Pharma, Biotech & Life Sciences	1,507	35,564
GPT Group	Real Estate	143,488	68,034
National Australia Bank Ltd	Banks	3,926	46,341
OneSteel Ltd	Materials	25,264	38,068
Origin Energy Ltd	Energy	9,491	83,697
QBE Insurance Group Ltd	Insurance	9,825	147,865
Suncorp-Metway Ltd	Insurance	27,667	129,031

			831,452

Austria – 1.7%
Andritz AG	Capital Goods	1,291	38,161
Immoeast AG (a)	Real Estate	41,651	48,531
Oesterreichische Post AG	Transportation	3,246	101,311
OMV AG	Energy	4,516	128,805

			316,808

Belgium – 1.9%
AGFA-Gevaert NV (a)	Health Care Equipment & Services	9,777	34,198
Bekaert SA	Capital Goods	967	56,116
Delhaize Group	Food & Staples Retailing	1,884	121,171
Fortis (c)	Diversified Financials	40,895	81,231
Omega Pharma SA	Health Care Equipment & Services	801	24,863
UCB SA	Pharma, Biotech & Life Sciences	886	27,549

			345,128

China – 0.4%
Agile Property Holdings Ltd	Real Estate	64,000	24,545
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	49,920	31,520
TPV Technology Ltd	Technology Hardware & Equipment	109,775	24,576

			80,641

Denmark – 0.8%
D/S Norden	Transportation	1,333	42,048
H Lundbeck A/S	Pharma, Biotech & Life Sciences	5,419	112,749

			154,797

Finland – 0.6%
Konecranes Oyj	Capital Goods	1,204	18,488
Metso Oyj	Capital Goods	4,785	46,494
Pohjola Bank PLC	Diversified Financials	2,767	32,429
Tietoenator Oyj	Software & Services	2,026	22,985

			120,396

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France – 10.9%
Air France KLM (a)	Transportation	8,233	$78,816
AXA SA	Insurance	934	14,722
Societe BIC SA	Commercial & Professional Services	1,428	76,532
BNP Paribas	Banks	5,091	194,521
Ciments Francais SA A	Materials	616	47,089
Eurazeo	Diversified Financials	1,506	50,938
France Telecom SA	Telecommunication Services	17,699	396,958
M6-Metropole Television	Media	1,175	19,040
Peugeot SA	Automobiles & Components	2,467	41,767
Renault SA	Automobiles & Components	2,493	48,073
Sanofi-Aventis	Pharma, Biotech & Life Sciences	8,670	488,048
SCOR SE	Insurance	4,010	81,394
Vallourec	Capital Goods	930	90,938
Vivendi SA	Media	14,961	385,736

			2,014,572

Germany – 6.8%
Adidas AG	Consumer Durables & Apparel	1,282	44,397
Allianz SE - Reg	Insurance	1,088	91,301
Commerzbank AG	Banks	21,120	95,561
Deutsche Lufthansa AG - Reg	Transportation	11,631	141,091
Deutsche Telekom AG - Reg	Telecommunication Services	29,440	355,573
Henkel AG & Co KGaA	Household & Personal Products	6,342	163,909
Muenchener Rueckversicherungs AG - Reg	Insurance	1,862	246,118
Salzgitter AG	Materials	715	51,885
Suedzucker AG	Food & Beverage	3,040	48,185
Wacker Chemie AG	Materials	393	28,031

			1,266,051

Greece – 0.4%
Marfin Investment Group SA	Diversified Financials	11,677	43,100
Public Power Corp	Utilities	2,376	39,806

			82,906

Hong Kong – 3.3%
Chinese Estates Holdings Ltd	Real Estate	40,269	49,355
First Pacific Co	Food & Beverage	78,000	28,057
Great Eagle Holdings Ltd	Real Estate	28,145	34,396
Hongkong Land Holdings Ltd	Real Estate	45,000	94,339
Hysan Development Co Ltd	Real Estate	26,223	42,531
Jardine Matheson Holdings Ltd	Capital Goods	2,714	53,404
Jardine Strategic Holdings Ltd	Capital Goods	4,000	40,300
New World Development Ltd	Real Estate	69,864	66,221
Swire Pacific Ltd A	Real Estate	15,466	99,873
Wharf Holdings Ltd	Real Estate	10,970	27,106
Wheelock & Co Ltd	Real Estate	42,250	74,313

			609,895

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Ireland – 1.0%
Anglo Irish Bank (a) (c)	Banks	57,849	$5,785
DCC PLC	Capital Goods	1,251	18,460
Governor & Co of the Bank of Ireland/The	Banks	67,525	52,165
Kerry Group PLC A	Food & Beverage	4,328	81,118
Smurfit Kappa Group PLC	Materials	13,883	30,876

			188,404

Italy – 3.2%
Banco Popolare SC (a)	Banks	8,455	48,263
Fiat SpA (a)	Automobiles & Components	9,471	46,153
Exor SpA (a)	Diversified Financials	4,123	23,723
Italcementi SpA	Materials	8,204	76,710
Pirelli & Co SpA (a)	Automobiles & Components	266,242	76,238
Saras SpA	Energy	30,033	98,857
Terna Rete Elettrica Nazionale SpA	Utilities	7,949	24,170
Telecom Italia SpA	Telecommunication Services	120,000	147,578
Unipol Gruppo Finanziario SpA	Insurance	36,065	53,861

			595,553

Japan – 25.1%
Amada Co Ltd	Capital Goods	13,000	62,145
Aoyama Trading Co Ltd	Retailing	6,596	96,541
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	6,900	261,323
Brother Industries Ltd	Technology Hardware & Equipment	3,300	21,351
Central Japan Railway Co	Transportation	8	57,072
Chiba Bank Ltd/The	Banks	21,000	117,842
Chuo Mitsui Trust Holdings Inc	Banks	14,262	56,117
Credit Saison Co Ltd	Diversified Financials	4,141	40,633
Daito Trust Construction Co Ltd	Real Estate	1,900	81,799
Daiwa House Industry Co Ltd	Real Estate	8,000	71,601
FamilyMart Co Ltd	Food & Staples Retailing	600	21,920
Fanuc Ltd	Capital Goods	400	23,712
FUJIFILM Holdings Corp	Technology Hardware & Equipment	6,605	144,447
Hakuhodo DY Holdings Inc	Media	2,983	133,392
Hokuhoku Financial Group Inc	Banks	50,000	99,039
Honda Motor Co	Automobiles & Components	8,988	206,619
Japan Retail Fund	Real Estate	15	65,992
Kawasaki Kisen Kaisha Ltd	Transportation	18,000	65,605
KDDI Corp	Telecommunication Services	15	93,684
Konica Minolta Holdings Inc	Technology Hardware & Equipment	3,500	27,264
Kyocera Corp	Technology Hardware & Equipment	1,279	82,129
Leopalace21	Real Estate	4,900	41,357
Makita Corp	Consumer Durables & Apparel	1,224	22,887
Mazda Motor Corp	Automobiles & Components	19,000	29,463
Mediceo Paltac Holdings	Health Care Equipment & Services	2,213	24,598
Mitsui OSK Lines Ltd	Transportation	21,000	119,971
Nintendo Co Ltd	Software & Services	325	100,783

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Nippon Express Co Ltd	Transportation	6,000	$21,482
Nippon Meat Packers Inc	Food & Beverage	5,000	63,015
Nippon Mining Holdings Inc	Energy	5,254	19,114
Nissan Motor Co Ltd	Automobiles & Components	13,327	40,160
Nisshin Seifun Group Inc	Food & Beverage	6,000	65,229
NTT Data Corp	Software & Services	18	57,517
ORIX Corp	Diversified Financials	1,800	78,604
Ricoh Co Ltd	Technology Hardware & Equipment	10,484	127,979
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	3,400	168,909
Seiko Epson Corp	Technology Hardware & Equipment	6,385	81,076
Seino Holdings	Transportation	15,893	77,025
Sekisui Chemical Co Ltd	Consumer Durables & Apparel	13,377	74,471
Seven & I Holdings Co Ltd	Food & Staples Retailing	11,700	312,089
Shinsei Bank Ltd	Banks	83,000	106,053
Sony Corp	Consumer Durables & Apparel	2,500	48,736
Sumitomo Trust & Banking Co Ltd/The	Banks	19,366	94,986
Taisho Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	5,000	102,090
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	5,900	276,541
Terumo Corp	Health Care Equipment & Services	742	25,202
Tokuyama Corp	Materials	7,608	45,342
Tokyo Gas Co Ltd	Utilities	33,000	156,134
Tokyo Steel Manufacturing Co Ltd	Materials	8,483	83,172
Tokyo Tatemono Co Ltd	Real Estate	9,091	30,353
Toppan Printing Co Ltd	Commercial & Professional Services	30,154	203,105
Toyo Seikan Kaisha Ltd	Materials	8,419	124,827

			4,652,497

Netherlands – 3.0%
Aegon NV	Insurance	6,430	33,656
ING Groep NV	Diversified Financials	14,984	123,770
Koninklijke Ahold NV	Food & Staples Retailing	26,606	319,296
Koninklijke DSM NV	Materials	1,193	28,612
Randstad Holding NV (a)	Commercial & Professional Services	1,268	25,150
Wereldhave NV	Real Estate	251	18,012

			548,496

New Zealand – 0.3%
Vector Ltd	Utilities	55,657	62,039

			62,039

Norway – 2.5%
Fred Olsen Energy	Energy	2,559	66,129
Hafslund ASA - B shs	Utilities	4,500	41,769
Norske Skogindustrier ASA (a)	Materials	6,500	12,744
StatoilHydro ASA	Energy	15,889	274,316
Stolt Nielsen SA - B shs	Transportation	2,900	30,489
TGS Nopec Geophysical Co ASA (a)	Energy	5,400	30,905

			456,352

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Singapore – 1.0%
Ascendas Real Estate Investment Trust	Real Estate	47,000	$44,370
Ascendas Real Estate Investment Trust rts (c)	Real Estate	3,133	622
CapitaCommercial Trust	Real Estate	51,000	31,618
Jardine Cycle & Carriage Ltd	Retailing	11,817	83,133
Suntec Real Estate Investment Trust	Real Estate	60,000	25,944

			185,687

South Korea – 0.1%
KT Corp	Telecommunication Services	795	22,768

			22,768

Spain – 3.7%
Banco Santander SA	Banks	27,383	221,777
Banco Bilbao Vizcaya Argentaria SA	Banks	14,611	136,363
Mapfre SA	Insurance	35,431	99,939
Telefonica SA	Telecommunication Services	13,191	234,062

			692,141

Sweden – 1.9%
Electrolux AB - B shs	Consumer Durables & Apparel	2,219	16,112
Telefonaktiebolaget LM Ericsson - B shs	Technology Hardware & Equipment	16,310	129,430
Holmen AB - B shs	Materials	4,885	100,710
Investor AB - B shs	Diversified Financials	1,648	19,260
Securitas AB - B shs	Commercial & Professional Services	6,390	51,656
Skanska AB - B shs	Capital Goods	3,122	26,812

			343,980

Switzerland – 6.0%
Adecco SA	Commercial & Professional Services	817	27,409
Clariant AG (a)	Materials	18,390	91,203
Novartis AG	Pharma, Biotech & Life Sciences	14,428	592,445
OC Oerlikon Corp AG (a)	Capital Goods	636	21,743
Roche Holdings AG Ltd	Pharma, Biotech & Life Sciences	1,876	263,180
Swiss Reinsurance Ltd	Insurance	4,580	121,428

			1,117,408

Taiwan – 0.3%
Quanta Computer Inc	Technology Hardware & Equipment	49,660	47,089

			47,089

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom – 17.4%
	Commercial & Professional
Aggreko Plc	Services	5,693	$31,878
Antofagasta PLC	Materials	5,695	34,068
Aviva PLC	Insurance	27,762	124,770
BG Group PLC	Energy	14,213	193,861
Cable & Wireless PLC	Telecommunication Services	18,017	40,600
Centrica PLC	Utilities	67,863	251,186
Compass Group PLC	Consumer Services	4,886	24,054
Drax Group	Utilities	19,449	155,495
	Commercial & Professional
Experian PLC	Services	10,062	62,299
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	28,243	495,544
Home Retail Group	Retailing	9,072	26,764
HSBC Holdings PLC	Banks	46,016	355,180
Investec PLC	Diversified Financials	17,572	62,984
Kingfisher PLC	Retailing	9,966	19,843
Mondi PLC	Materials	24,088	63,176
Next PLC	Retailing	3,623	61,205
Old Mutual PLC	Insurance	127,630	95,655
Pearson PLC	Media	4,674	44,394
Reckitt Benckiser Group PLC	Household & Personal Products	3,828	146,664
J Sainsbury PLC	Food & Staples Retailing	8,643	41,269
Standard Chartered PLC	Banks	4,587	57,660
Standard Life PLC	Insurance	6,534	20,685
Thomas Cook Group PLC	Consumer Services	34,233	93,859
Thomson Reuters PLC	Media	4,837	96,746
Tomkins PLC	Capital Goods	33,922	57,494
Unilever PLC	Food & Beverage	1,300	28,370
Vodafone Group	Telecommunication Services	237,585	438,989
WH Smith PLC	Retailing	13,626	65,833
Wolseley PLC (a)	Capital Goods	19,345	47,706

			3,238,231

Total Investments – 96.8% (Cost $25,705,969) (b)			17,973,291

Other Assets, less liabilities – 3.2%			591,172

Net Assets – 100.0%			$18,564,463

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $25,997,518. The aggregate gross unrealized appreciation is $179,015 and the aggregate gross unrealized depreciation is $8,203,242, resulting in net unrealized depreciation of $8,024,227.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

DOMINI SOCIAL BOND FUND

Performance Commentary

For the six months ended January 31, 2009, the Fund returned 5.00%, significantly outperforming the Barclays Capital Intermediate Aggregate (BCIA) index, which returned 3.22%.

The Fund’s performance benefited the most from strong security selection among corporate bonds. This outweighed the negative impact of our portfolio’s overweighting to this sector, which underperformed the benchmark. The Fund also benefited from its underweighting to collateralized mortgage-backed securities as well as positive selection among those securities. It was also helped by security selection among government agency bonds, and to a lesser extent by its overweighting to that sector.

The Fund was hurt by its underweighting to mortgage-backed securities and by its exclusion of Treasury securities. As is typical during volatile periods when investors shy away from riskier assets, Treasury securities performed well. While Domini recognizes that Treasury securities support many public goods essential for our society, they are excluded by Domini’s Global Investment Standards to reflect concern about the human and environmental risks posed by the nuclear weapons arsenal they help to fund.

The bar chart below provides information as of January 31, 2009, about the percentage of the Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS)

The holdings mentioned above are described in the Fund’s Portfolio of Investments at January 31, 2009. The composition of the Fund’s portfolio is subject to change.

AVERAGE ANNUAL TOTAL RETURNS

		Domini Social Bond Fund (DSBFX)	Barclays Capital Intermediate Aggregate Index (BCIA)
As of 12-31-08	1 Year	5.69%	4.86%
	5 Year	3.91%	4.43%
	Since Inception[1]	5.50%	6.17%
As of 1-31-09	1 Year	4.05%	2.82%
	5 Year	3.85%	4.25%
	Since Inception[1]	5.51%	6.09%

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. Performance data quoted above does not reflect the deduction of this fee, which would reduce the performance quoted. See the Fund’s prospectus for further information.

For the period reported in its current prospectus, the Fund’s gross annual operating expenses totaled 1.43% of net assets. Until November 30, 2009, Domini has contractually agreed to waive fees and reimburse expenses to limit the Fund’s expenses, on a per annum basis, to 0.95% of net assets, absent an earlier modifications by the Board of Trustees, which oversees the Funds.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Domini Social Bond Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund’s average annual total returns would have been lower had these not been waived.

The Domini Social Bond Fund is not insured and is subject to market risks, interest rate risks, and credit risks. During periods of rising interest rates, bond funds can lose value. The Fund’s community development investments may be unrated and may carry greater risks than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of falling interest rates these securities may prepay the principal due, which may lower the Fund’s return by causing it to reinvest at lower interest rates.

The Barclays Capital Intermediate Aggregate Index (BCIA) is an unmanaged index of intermediate investment-grade fixed-income securities. Investors cannot invest directly in the BCIA.

[1]	Since June 1, 2001.

This material must be preceded or accompanied by the Fund’s current prospectus. DSIL Investment Services LLC, Distributor. 03/09

DOMINI SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

	Principal Amount	Value Note (1)
U.S. Government Agency Obligations – 13.4%
Fannie Mae:
5.000%, 10/15/2011	$3,353,000	$3,613,910
Federal Agriculture Mortgage Corporation:
6.680%, 6/10/2014	1,000,000	1,196,105
Federal Farm Credit Bank:
6.300%, 6/6/2011	250,000	276,302
Freddie Mac:
5.500%, 9/15/2011	3,017,000	3,296,124
3.750%, 6/28/2013	525,000	555,433
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	205,190	205,189
2003-20D 1, 4.760%, 4/1/2023	368,158	374,898
2003-20E 1, 4.640%, 5/1/2023	364,276	368,087
2003-20F 1, 4.070%, 6/1/2023	307,249	301,129
2003-20G 1, 4.350%, 7/1/2023	173,446	172,558

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,718,437)		10,359,735

U.S. Government Agency Mortgage Securities – 39.4%
Fannie Mae:
13743, 7.260%, VR, 11/1/2019	5,742	5,644
250168, 8.000%, 12/1/2009	4,320	4,413
252120, 7.500%, 8/1/2025	29,586	31,456
387231, 5.010%, 1/1/2015	1,022,702	1,045,619
402999, 5.000%, VR, 10/1/2027	4,471	4,471
526882, 5.353%, VR, 2/1/2029	8,568	8,780
696355, 5.500%, 3/1/2033	978,242	1,005,276
789089, 5.500%, 8/1/2019	395,282	408,523
874332, 6.030%, 2/1/2022	1,144,037	1,212,115
895098, 7.000%, 8/1/2036	1,365,167	1,436,446
937881, 5.500%, 6/1/2022	1,287,483	1,328,725
995346, 6.500%, 1/1/2039	1,478,000	1,538,967
Fannie Mae CMO:
1990-99 K, 6.500%, 8/25/2020	12,558	13,247
1993-106 Z, 7.000%, 6/25/2013	5,892	6,229
2003-66 MB, 3.500%, 5/25/2023	441,827	434,884
2003-73 GA, 3.500%, 5/25/2031	520,347	512,805
2005-M1 A, 4.479%, 10/26/2031	141,628	143,799
Freddie Mac:
845025, 5.107%, VR, 12/1/2018	16,338	16,623
A18404, 5.500%, 2/1/2034	470,585	482,801
A30028, 6.000%, 11/1/2034	203,804	211,005
A51729, 6.500%, 8/1/2036	1,238,442	1,292,688
A62612, 5.500%, 6/1/2037	994,101	1,018,142
A69304, 5.500%, 11/1/2037	565,143	578,810
B11108, 5.500%, 11/1/2018	761,737	788,205
B11109, 4.500%, 11/1/2018	934,695	952,130
C77635, 5.500%, 2/1/2033	982,507	1,009,240

DOMINI SOCIAL BOND FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

	Principal Amount	Value Note (1)
U.S. Government Agency Mortgage Securities (Continued)
Freddie Mac CMO:
1208 D, 1.790%, VR, 2/15/2022	$16,282	$16,169
2302 J, 6.500%, 4/15/2031	74,525	78,466
2628 LE, 3.250%, 6/15/2033	358,024	354,300
Ginnie Mae CMO:
2002-26 C, 5.988%, VR, 2/16/2024	175,065	177,936
2002-37 C, 5.878%, 6/16/2024	518,325	535,790
2002-9 C, 6.269%, 10/16/2027	964,532	1,014,742
2003-78 C, 5.381%, VR, 2/16/2031	1,000,000	1,047,339
2004-6 C, 4.660%, 7/16/2033	1,000,000	1,023,171
2004-77 AB, 4.368%, 11/16/2030	692,893	703,855
2005-42 B, 4.571%, 9/16/2027	1,000,000	1,020,980
2005-67 B, 4.751%, 10/16/2026	1,000,000	1,023,166
2005-79 A, 3.998%, 10/16/2033	687,977	693,607
2005-87, 4.449%, 3/16/2025	819,332	831,051
2005-89, 4.811%, 5/16/2027	808,031	825,532
2006-9 B, 5.269%, 3/16/2037	1,000,000	1,037,788
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	6,677	7,146
2380, 8.500%, 2/20/2027	12,102	12,956
3233, 5.500%, 5/20/2017	409,465	425,487
615760, 5.500%, 8/15/2028	378,976	391,228
696471, 6.000%, 8/15/2038	957,737	987,160
696520, 6.000%, 8/15/2038	1,632,357	1,682,503
703850, 5.500%, 11/20/2038	1,038,094	1,063,599

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES (Cost $29,680,382)		30,445,014

Corporate Obligations – 24.5%
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	666,900
Bank of New York Mellon-Mtn, 4.950%, 11/1/2012	700,000	713,399
CenterPoint Energy, Inc., 7.875%, 4/1/2013	700,000	695,940
Cisco Systems Inc., 5.500%, 2/22/2016	600,000	642,209
Coca-Cola Co, 5.350%, 11/15/2017	700,000	744,544
Comcast Corporation, 4.950%, 6/15/2016	600,000	553,843
Goldman Sachs Group Inc., 6.150%, 4/1/2018	700,000	640,279
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	729,460
IBM Corp, 5.700%, 9/14/2017	700,000	743,210
Johnson & Johnson, 5.550%, 8/15/2017	700,000	790,437
JP Morgan Chase & Co, 6.000%, 1/15/2018	699,000	703,054
Kellogg Co., 4.250%, 3/6/2013	700,000	706,915
Kimberly-Clark, 6.125%, 8/1/2017	700,000	751,692
Kraft Foods Inc, 6.125%, 8/23/2018	700,000	715,673
Kroger Co., 7.500%, 1/15/2014	700,000	781,186
Northern Trust Company, 5.200%, 11/9/2012	700,000	705,783
Nucor Corp, 5.850%, 6/1/2018	700,000	682,051
NYSE EuroNext, 4.800%, 6/28/2013	700,000	681,389
Oracle Corp., 5.750%, 4/15/2018	700,000	729,621

DOMINI SOCIAL BOND FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

	Principal Amount	Value Note (1)
Corporate Obligations (Continued)
PepsiCo Inc, 7.900%, 11/1/2018	$700,000	$869,659
Praxair Inc., 4.625%, 3/30/2015	647,000	666,367
Procter & Gamble Company, 4.600%, 1/15/2014	700,000	741,793
SBC Communications, 5.100%, 9/15/2014	600,000	600,343
Time Warner Companies Inc., 5.500%, 11/15/2011	700,000	683,605
Verizon Communications, 5.550%, 2/15/2016	700,000	693,217
Wells Fargo Company, 4.375%, 1/31/2013	700,000	681,989
Xerox Corporation, 6.350%, 5/15/2018	700,000	580,208

TOTAL CORPORATE OBLIGATIONS (Cost $18,403,406)		18,894,766

Corporate Mortgage Securities – 2.3%
CRFCM 2004-1A A 144A, 5.500%, 4/25/2035	1,432,246	1,477,055
WFMBS 2003-8 A7, 4.500%, 8/25/2018	389,487	302,424

TOTAL CORPORATE MORTGAGE SECURITIES (Cost $1,812,482)		1,779,479

State & Municipal Obligations – 3.6%
City of Cleveland, OH, 4.350%, 12/1/2011 (Insurer: AMBAC)	500,000	509,290
Hudson County, NJ, Improvement Authority, 7.290%, 9/1/2009 (Insurer: AMBAC)	175,000	180,078
Kentucky State Property and Buildings Commission, 3.960%, 10/1/2009 (Insurer: MBIA)	300,000	304,158
Los Angeles, CA, Community Redevelopment Agency, 6.600%, 9/1/2020 (Insurer: FSA)	515,000	462,975
North Carolina State University at Raleigh, 6.160%, 10/1/2009	400,000	402,808
Pennsylvania Economic Development Financing Authority, 5.650%, 6/1/2015 (Insurer: FGIC)	380,000	393,007
State of Mississippi, 3.510%, 11/1/2009	500,000	507,080

TOTAL STATE & MUNICIPAL OBLIGATIONS (Cost $2,816,260)		2,759,396

Certificates of Deposit – 3.6%
Appalachian Federal Credit Union, 2.000%, 4/17/2009 (a)	100,000	100,000
Central Bank of Kansas City, 2.900%, 5/30/2009 (a)	100,000	100,000
Citizens Savings Bank & Trust, 2.500%, 6/30/2009 (a)	100,000	100,000
City First Bank of D.C., 4.150%, 2/5/2009 (a)	100,000	100,000
City National Bank of Newark, NJ, 3.440%, 11/14/2009 (a)	200,000	200,000
Community Commerce Bank, 3.300%, 6/1/2009 (a)	100,000	100,000
Communitywide Federal Credit Union, 3.000%, 1/29/2010 (a)	100,000	100,000
Dakotaland Federal Credit Union, 2.720%, 4/22/2009 (a)	100,000	100,000
Delta Southern Bank, 2.500%, 6/21/2009 (a)	100,000	100,000
Elk Horn Bank & Trust, 2.200%, 6/20/2009 (a)	100,000	100,000
First Bank of the Delta, N.A., 2.650%, 6/24/2009 (a)	100,000	100,000
Harbor Bank of Maryland, 2.750%, 7/25/2009 (a)	100,000	100,000
Latino Community Credit Union, 3.200%, 6/1/2009 (a)	100,000	100,000
Legacy Bank, 3.900%, 7/26/2009 (a)	100,000	100,000
Liberty Bank and Trust Co., 2.680%, 12/4/2009 (a)	200,000	200,000
Louisville Community Bank, 2.250%, 6/25/2009 (a)	100,000	100,000

DOMINI SOCIAL BOND FUND / PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

	Principal Amount	Value Note (1)
Certificates of Deposit (Continued)
Neighborhood National Bank, 2.450%, 6/1/2009 (a)	$100,000	$100,000
New Resource Bank, 2.200%, 6/27/2009 (a)	100,000	100,000
Northside Community Federal Credit Union, 3.500%, 6/27/2009 (a)	100,000	100,000
Opportunities Credit Union, 1.750%, 7/21/2009 (a)	100,000	100,000
Santa Cruz Community Credit Union, 2.960%, 3/1/2009 (a)	100,000	100,000
Self-Help Credit Union, 3.350%, 12/12/2009 (a)	100,000	100,000
ShoreBank Pacific, 3.000%, 11/6/2009 (a)	200,000	200,000
University National Bank, 2.500%, 7/26/2009 (a)	100,000	100,000
Wainwright Bank and Trust Co., 2.960%, 2/28/2009 (a)	100,000	100,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,910,918)		2,800,000

Cash Equivalents – 0.5%
Money Market Demand Accounts:
Self-Help Money Market Demand, 2.120%, 2/15/2009 (a)	239,125	239,125
University National Bank, 0.200%, 2/15/2009 (a)	110,918	110,918

TOTAL CASH EQUIVALENTS (Cost $350,043)		350,043

Total Investments – 87.3% (Cost $65,581,010) (b)		67,388,433
Other Assets, less liabilities – 12.7%		9,820,544

Net Assets – 100.0%		$77,208,977

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for federal income tax purposes is $65,593,341. The aggregate gross unrealized appreciation is $2,280,417, and the aggregate gross unrealized depreciation is $485,325, resulting in net unrealized appreciation of $1,795,092.

AMBAC — American Municipal Bond Assurance Corporation

CMO — Collateralized Mortgage Obligation

FGIC — Financial Guarantee Insurance Company

FSA — Financial Security Assurance Company

MBIA — Municipal Bond Investors Assurance

VR — Variable interest rate. Rate shown is that on January 31, 2009.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI FUNDS EXPENSE EXAMPLE

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the fund after holding them less than 30 days and sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on August 1, 2008, and held through January 31, 2009.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned “Actual Expenses” below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000.

(2) Multiply your result in step 1 by the number in the first line under the heading “Expenses Paid During Period” in the table. The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 8/1/2008		Ending Account Value as of 1/31/2009	Expenses Paid During Period 8/01/2008 – 1/31/2009
Domini Social Equity Fund Investor Shares	Actual Expenses	$1,000.00		$638.90	$4.83	[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00		$1,019.31	$5.96	[1]
Domini Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	*	$933.00	$2.00	[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	*	$1,006.70	$2.08	[1]
Domini Social Equity Fund Institutional Shares	Actual Expenses	$1,000.00	*	$911.50	$1.09	[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	*	$1,007.63	$1.14	[1]
Domini Social Equity Fund Class R Shares	Actual Expenses	$1,000.00		$639.40	$3.51	[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00		$1,020.92	$4.33	[1]
Domini European Social Equity Fund Investor Shares	Actual Expenses	$1,000.00		$522.10	$6.14	[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00		$1,017.14	$8.13	[2]
Domini European Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	*	$917.10	$2.64	[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	*	$1,006.01	$2.76	[2]
Domini PacAsia Social Equity Fund Investor Shares	Actual Expenses	$1,000.00		$611.40	$6.50	[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00		$1,017.14	$8.13	[3]
Domini PacAsia Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	*	$892.30	$2.60	[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	*	$1,006.01	$2.76	[3]
Domini European PacAsia Social Equity Fund Investor Shares	Actual Expenses	$1,000.00		$550.80	$6.25	[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00		$1,017.14	$8.13	[4]
Domini European PacAsia Social Equity Fund Class A Shares	Actual Expenses	$1,000.00	*	$922.00	$2.65	[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	*	$1,006.01	$2.76	[4]
Domini Social Bond Fund	Actual Expenses	$1,000.00		$1,050.00	$4.91	[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00		$1,020.42	$4.84	[5]

[1]

Expenses are equal to the Fund’s annualized expense ratio of 1.17% for Investor shares, or 1.18% for Class A shares, or 0.65% for Institutional Class, or 0.85% for Class R shares, multiplied by average account value over the period, multiplied by the number of days in the period (184 or 64), and divided by 365.

[2]

Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor shares, or 1.57% for Class A shares, multiplied by average account value over the period, multiplied by the number of days in the period (184 or 64), and divided by 365.

[3]

Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor shares, or 1.57% for Class A shares, multiplied by average account value over the period, multiplied by the number of days in the period (184 or 64), and divided by 365.

[4]

Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor shares, or 1.57% for Class A shares, multiplied by average account value over the period, multiplied by the number of days in the period (184 or 64), and divided by 365.

[5]	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by average account value over the period, multiplied by 184, and divided by 365.
*	Beginning account value as of 11/28/08 (reorganization date – see Note 6 to Financial Statements).

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2009 (Unaudited)

ASSETS
Investments at cost

Investments at value
Cash
Foreign currency, at value (cost $0, $0, $40,129, and $0, respectively)
Receivable for securities sold
Dividend, interest, and tax reclaim receivables
Receivable for capital shares

Total assets

LIABILITIES
Payable for securities purchased
Payable for capital shares
Sponsorship/Management fee payable
Distribution fee payable
Other accrued expenses

Total liabilities

NET ASSETS

NET ASSETS CONSIST OF
Paid-in capital
Undistributed net investment income (loss)
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation)

NET ASSETS

NET ASSET VALUE PER SHARE
Investor Shares
Net assets

Outstanding shares of beneficial interest

Net asset value and offering price per share*

Class A Shares
Net assets

Outstanding shares of beneficial interest

Net asset value and offering price per share*

Maximum offering price per share (net asset value per share / (1-4.75%))

Institutional shares
Net assets

Outstanding shares of beneficial interest

Net asset value and offering price per share*

Class R shares
Net assets

Outstanding shares of beneficial interest

Net asset value and offering price per share*

*	Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

Domini Social Equity Fund	Domini European Social Equity Fund	Domini PacAsia Social Equity Fund	Domini European PacAsia Social Equity Fund

$722,832,709	$66,333,145	$22,049,661	$25,705,969

$543,590,723	$40,880,119	$14,629,731	$17,973,291
12,170,658	873,342	320,787	714,860
—	—	40,202	—
—	118,941	295,527	131,517
1,327,454	246,146	18,265	43,491
247,467	36,928	408	8,535

557,336,302	42,155,476	15,304,920	18,871,694

—	—	310,549	260,572
370,414	7,326	811	8,850
269,341	41,667	13,383	16,702
178,914	19,701	3,368	10,172
582,661	156,473	31,454	10,935

1,401,330	225,167	359,565	307,231

$555,934,972	$41,930,309	$14,945,355	$18,564,463

$892,152,051	$104,296,626	$30,200,313	$33,096,082
654,656	(96,478)	(11,538)	(27,002)
(247,860,621)	(41,556,852)	(8,595,549)	(7,408,864)
(89,011,114)	(20,712,987)	(6,647,871)	(7,095,753)

$555,934,972	$41,930,309	$14,945,355	$18,564,463

$453,122,566	$40,368,897	$14,390,555	$18,099,582

25,367,654	7,310,606	2,714,985	3,975,840

$17.86	$5.52	$5.30	$4.55

$865,580	$1,561,412	$554,800	$464,881

141,122	282,158	104,621	98,225

$6.13	$5.53	$5.30	$4.73

$6.44	$5.81	$5.56	$4.97

$74,495,725

6,574,259

$11.33

$27,451,101

4,796,855

$5.72

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2009 (Unaudited)

INCOME
Dividends (net of foreign taxes $89,649, $52,163, $26,767 and $14,357, respectively)
Interest
Investment Income
EXPENSES
Sponsor/Management fee
Distribution fees - Investor shares
Distribution fees - Class A shares
Transfer agent fees - Investor shares
Transfer agent fees - Class A shares
Transfer agent fees - Institutional shares
Transfer agent fees - Class R shares
Miscellaneous
Accounting fees
Shareholder Service fees - Investor shares
Shareholder Service fees - Class A shares
Shareholder Service fees - Institutional shares
Shareholder Service fees - Class R shares
Trustees fees
Professional fees
Printing
Registration fees - Investor shares
Registration fees - Class A shares
Registration fees - Institutional shares
Registration fees - Class R shares
Total expenses
Fees waived and expenses reimbursed
Net expenses

NET INVESTMENT INCOME (LOSS)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY

NET REALIZED GAIN (LOSS) FROM
Investments
Foreign Currency
Net realized gain (loss)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM
Investments
Translation of assets and liabilities in foreign currencies
Net change in unrealized appreciation (depreciation)

NET REALIZED AND UNREALIZED GAIN (LOSS)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

Domini Social Equity Fund	Domini European Social Equity Fund	Domini PacAsia Social Equity Fund	Domini European PacAsia Social Equity Fund

$8,747,485	$595,144	$302,932	$187,727
4,674	487	259	312

8,752,159	595,631	303,191	188,039

2,433,682	320,296	98,563	89,862
743,369	78,659	24,443	22,252
407	798	256	231
565,181	90,126	28,744	37,617
124	2,069	613	355
326	—	—	—
100	—	—	—
172,344	29,645	664	2,408
110,444	77,849	60,580	66,925
46,059	8,455	2,572	2,464
88	233	68	44
17	—	—	—
29	—	—	—
49,307	4,978	1,515	1,230
55,227	12,146	10,010	9,272
32,664	8,047	1,289	1,474
15,631	7,877	15,743	16,193
2,726	2,144	1,422	1,386
818	—	—	—
11,641	—	—	—

4,240,184	643,322	246,482	251,713
(521,025)	(129,828)	(87,746)	(107,671)

3,719,159	513,494	158,736	144,042

5,033,000	82,137	144,455	43,997

(135,361,919)	(31,784,600)	(6,784,570)	(5,352,405)
40,449	(3,350)	(30,951)	(61,728)

(135,321,470)	(31,787,950)	(6,815,521)	(5,414,133)

(159,349,203)	(11,607,251)	(3,840,713)	(5,120,894)
35	(81,890)	68	(5,548)

(159,349,168)	(11,689,141)	(3,840,645)	(5,126,442)

(294,670,638)	(43,477,091)	(10,656,166)	(10,540,575)

$(289,637,638)	$(43,394,954)	$(10,511,711)	$(10,496,578)

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Domini Social Equity Fund
	Six months ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,033,000	$8,575,342
Net realized gain (loss)	(135,321,470)	(51,371,339)
Net change in unrealized appreciation (depreciation)	(159,349,168)	(76,607,356)

Net Increase (Decrease) in Net Assets Resulting from Operations	(289,637,638)	(119,403,353)

DISTRIBUTIONS AND/OR DIVIDENDS
Dividends to shareholders from net investment income
Investor shares	(3,998,526)	(6,060,756)
Class A shares	—	—
Institutional shares	—	—
Class R shares	(1,296,036)	(2,286,155)
Distributions to shareholders from net realized gain
Investor shares	—	(52,928,942)
Institutional shares	—	—
Class R shares	—	(8,221,225)
Tax return of capital distribution	—	—

Net Decrease in Net Assets from Distributions and/or Dividends	(5,294,562)	(69,497,078)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	32,919,712	93,803,248
Shares issued in Fund reorganizations	84,696,299	—
Net asset value of shares issued in reinvestment of distributions and dividends	5,114,546	67,811,977
Redemption fees	7,446	44,415
Payments for shares redeemed	(99,475,121)	(269,176,137)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	23,262,882	(107,516,497)

Total Increase (Decrease) in Net Assets	(271,669,318)	(296,416,928)

NET ASSETS
Beginning of period	$827,604,290	$1,124,021,218

End of period	$555,934,972	$827,604,290

Undistributed net investment income (loss)	$654,656	$916,218

Domini European Social Equity Fund		Domini PacAsia Social Equity Fund		Domini European PacAsia Social Equity Fund
Six months ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008	Six months ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008	Six months ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008

$82,137	$3,859,247	$144,455	$390,679	$43,997	$472,635
(31,787,950)	(8,025,804)	(6,815,521)	(1,567,838)	(5,414,133)	(2,011,119)
(11,689,141)	(19,000,563)	(3,840,645)	(3,882,351)	(5,126,442)	(1,680,652)

(43,394,954)	(23,167,120)	(10,511,711)	(5,059,510)	(10,496,578)	(3,219,136)

(178,615)	(3,901,561)	(196,920)	(351,538)	(51,365)	(475,269)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	(10,897,064)	(5,019)	(288,026)	—	(91,142)
—	—	—	—	—	—
—	—	—	—	—	—
—	(450,755)	—	—	—	—

(178,615)	(15,249,380)	(201,939)	(639,564)	(51,365)	(566,411)

9,383,015	19,547,037	835,674	10,894,798	9,082,891	14,396,289
1,893,850	—	564,388	—	580,722	—
105,058	12,773,572	102,008	432,773	48,251	535,338
7,921	—	—	103	98	831
(19,619,703)	(28,018,394)	(3,212,517)	(4,321,976)	(2,227,974)	(2,857,794)

(8,229,859)	4,302,215	(1,710,447)	7,005,698	7,483,988	12,074,664

(51,803,428)	(34,114,285)	(12,424,097)	1,306,624	(3,063,955)	8,289,117

$93,733,737	$127,848,022	$27,369,452	$26,062,828	$21,628,418	$13,339,301

$41,930,309	$93,733,737	$14,945,355	$27,369,452	$18,564,463	$21,628,418

$(96,478)	$—	$(11,538)	$40,927	$(27,002)	$(19,634)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six months ended January 31, 2009 (Unaudited)	Year Ended July 31,
		2008	2007	2006	2005	2004
For a share outstanding for the period:
Net asset value, beginning of period	$28.19	$34.00	$29.73	$29.74	$27.18	$24.55

Income from investment operations:
Net investment income (loss)	0.18	0.29	0.23	0.23	0.34	0.15
Net realized and unrealized gain (loss) on investments	(10.36)	(4.08)	4.26	(0.02)	2.56	2.61

Total income from investment operations	(10.18)	(3.79)	4.49	0.21	2.90	2.76

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.15)	(0.22)	(0.22)	(0.22)	(0.34)	(0.13)
Distributions to shareholders from net realized gain (loss)	—	(1.80)	—	—	—	—

Total distributions	(0.15)	(2.02)	(0.22)	(0.22)	(0.34)	(0.13)

Redemption fee proceeds	-1	-1	-1	-1	-1	-1

Net asset value, end of period	$17.86	$28.19	$34.00	$29.73	$29.74	$27.18

Total return [2]	-36.11%	-11.84%	15.11%	0.72%	10.68%	11.24%
Portfolio turnover[3]	39%	70%	126%	12%	9%	8%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$453	$775	$1,066	$1,092	$1,271	$1,261
Ratio of expenses to average net assets	1.17%[3]	1.15%[3]	1.08%[3]	0.95%[3]	0.95%[3]	0.94%[3]
Ratio of net investment income (loss) to average net assets	1.49%	0.86%	0.66%	0.74%	1.20%	0.55%

[1]	Amount represents less than 0.005 per share.
[2]	Not annualized for periods less than one year.
[3]

Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, the Sponsor, and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.39% for the six months ended January 31, 2009 and 1.24%, 1.23%, 1.14%, 1.13%, and 1.16%, for the years ended July 31, 2008, 2007, 2006, 2005, and 2004, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND CLASS A SHARES

FINANCIAL HIGHLIGHTS

For the Period November 28, 2008 (commencement of operations) through January 31, 2009 (Unaudited)
For a share outstanding for the period:
Net asset value, beginning of period	$6.57

Income from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	(0.46)

Total income from investment operations	(0.44)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	—
Distributions to shareholders from net realized gain	—

Total distributions	—

Redemption fee proceeds	—

Net asset value, end of period	$6.13

Total return [2]	-6.70%
Portfolio turnover	39%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	1.18%[3]
Ratio of net investment income (loss) to average net assets	1.45%

[2]	Total Return does not reflect sales commissions and is not annualized for periods less than one year.
[3]

Reflects a waiver of fees by the Manager, the Sponsor, and the Distributor of the Fund. Had the Manager, Sponsor and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 3.85% for the period ended January 31, 2009.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

For the Period November 28, 2008 (commencement of operations) through January 31, 2009 (Unaudited)
For a share outstanding for the period:
Net asset value, beginning of period	$12.13

Income from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	(0.84)

Total income from investment operations	(0.80)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	—
Distributions to shareholders from net realized gain	—

Total distributions	—

Redemption fee proceeds	—

Net asset value, end of period	$11.33

Total return[2]	-8.85%
Portfolio turnover	39%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$75
Ratio of expenses to average net assets	0.65%[3]
Ratio of net investment income (loss) to average net assets	1.96%

[2]	Not annualized for periods less than one year.
[3]

Reflects a waiver of fees by the Manager, and the Sponsor of the Fund. Had the Manager, and Sponsor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 0.90% for the period ended January 31, 2009.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND CLASS R SHARES

FINANCIAL HIGHLIGHTS

	Six months ended January 31, 2009 (Unaudited)	Year Ended July 31,				For the period November 28, 2003 (commencement of operations) to July 31, 2004
		2008	2007	2006	2005
For a share outstanding for the period:
Net asset value, beginning of period	$9.37	$12.85	$11.25	$11.25	$10.28	$10.00

Income from investment operations:
Net investment income (loss)	0.02	0.17	0.12	0.11	0.15	0.07
Net realized and unrealized gain (loss) on investments	(3.39)	(1.40)	1.62	0.01	0.98	0.35

Total income from investment operations	(3.37)	(1.23)	1.74	0.12	1.13	0.42

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.28)	(0.45)	(0.14)	(0.12)	(0.16)	(0.14)
Distributions to shareholders from net realized gain (loss)	—	(1.80)	—	—	—	—

Total distributions	(0.28)	(2.25)	(0.14)	(0.12)	(0.16)	(0.14)

Redemption fee proceeds	— [1]	— [1]	— [1]	— [1]	— [1]	— [1]

Net asset value, end of period	$5.72	$9.37	$12.85	$11.25	$11.25	$10.28

Total return [2]	-36.06%	-11.52%	15.43%	1.04%	11.04%	4.14%[2]
Portfolio turnover	39%	70%	126%	12%	9%	8%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$27	$52	$58	$45	$60	$34
Ratio of expenses to average net assets	0.85%[3]	0.85%[3]	0.78%[4]	0.63%[4]	0.62%[4]	0.63%[4]
Ratio of net investment income (loss) to average net assets	1.81%	1.13%	0.89%	1.07%	1.35%	0.79%

[1]	Amount represents less than 0.005 per share.
[2]	Not annualized for periods less than one year.
[3]	Reflects a waiver of fees by the Manager, and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.05% for the six months ended January 31, 2009, and 0.85%, 0.89%, 0.78%, 0.74% and 0.86% for the periods ended July 31, 2008, 2007, 2006,2005 and 2004, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN SOCIAL EQUITY FUND INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008		Year ended July 31, 2007	For the period October 3, 2005 (commencement of operations) through July 31, 2006
For a share outstanding for the period:
Net asset value, beginning of period	$10.61	$14.89		$12.30	$10.00

Income from investment operations:
Net investment income (loss)	0.01	0.44		0.36	0.19
Net realized and unrealized gain (loss) on investments	(5.08)	(2.94)		2.88	2.31

Total income from investment operations	(5.07)	(2.50)		3.24	2.50

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.02)	(0.45)		(0.34)	(0.20)
Distributions to shareholders from net realized gain	—	(1.28)		(0.31)	—
Tax return of capital	—	(0.05	) [3]	—	—

Total distributions	(0.02)	(1.78)		(0.65)	(0.20)

Redemption fee proceeds	— [1]	—	[1]	— [1]	— [1]

Net asset value, end of period	$5.52	$10.61		$14.89	$12.30

Total return [2]	-47.79%	-18.76%		26.49%	25.11%[2]
Portfolio turnover	60%	92%		88%	69%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$40	$94		$128	$55
Ratio of expenses to average net assets	1.60%[4]	1.60%[4]		1.60%[4]	1.59%[4]
Ratio of net investment income (loss) to average net assets	0.27%	3.41%		3.02%	3.11%

[1]	Amount represents less than 0.005 per share.
[2]	Not annualized for periods less than one year.
[3]	Based on average shares outstanding.
[4]	Reflects a waiver of fees by the Manager and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 1.97%% for the six months ended January 31, 2009 and 1.80%, 1.79%, and 1.87% for the periods ended July 31, 2008, 2007 and 2006 respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN SOCIAL EQUITY FUND CLASS A SHARES

FINANCIAL HIGHLIGHTS

For the Period November 28, 2008 (commencement of operations) through January 31, 2009 (Unaudited)
For a share outstanding for the period:
Net asset value, beginning of period	$6.03

Income from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.48)

Total income from investment operations	(0.50)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	—
Distributions to shareholders from net realized gain	—

Total distributions	—

Redemption fee proceeds	— [1]

Net asset value, end of period	$5.53

Total return[2]	-8.29%
Portfolio turnover	60%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$2
Ratio of expenses to average net assets	1.57%[3]
Ratio of net investment income (loss) to average net assets	-1.30%

[1]	Amount represents less than 0.005 per share.
[2]	Total Return does not reflect sales commissions and is not annualized for periods less than one year.
[3]	Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 3.70% for the period ended January 31, 2009,

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI PACASIA SOCIAL EQUITY FUND INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008	For the period December 27, 2006 (commencement of operations) through July 31, 2007
For a share outstanding for the period:
Net asset value, beginning of period	$8.78	$10.64	$10.00

Income from investment operations:
Net investment income (loss)	0.04	0.14	0.02
Net realized and unrealized gain (loss) on investments	(3.46)	(1.77)	0.64

Total income from investment operations	(3.42)	(1.63)	0.66

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.06)	(0.13)	(0.02)
Distributions to shareholders from net realized gain	— [1]	(0.10)	—

Total distributions	(0.06)	(0.23)	(0.02)

Redemption fee proceeds	— [1]	— [1]	— [1]

Net asset value, end of period	$5.30	$8.78	$10.64

Total return[2]	-38.86%	-15.72%	6.56%[2]
Portfolio turnover	45%	98%	41%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$14	$27	$26
Ratio of expenses to average net assets	1.60%[3]	1.60%[3]	1.59%[3]
Ratio of net investment income (loss) to average net assets	1.49%	1.34%	0.48%

[1]	Amount represents less than 0.005 per share.
[2]	Not annualized for periods less than one year.
[3]	Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 2.57% for the six months endes January 31, 2009, and 2.48% and 3.22% for the periods ended July 31, 2008 and 2007, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI PACASIA SOCIAL EQUITY FUND CLASS A SHARES

FINANCIAL HIGHLIGHTS

For the Period November 28, 2008 (commencement of operations) through January 31, 2009 (Unaudited)
For a share outstanding for the period:
Net asset value, beginning of period	$5.36
Income from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.05)

Total income from investment operations	(0.06)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	—
Distributions to shareholders from net realized gain	—

Total distributions	—

Redemption fee proceeds	—

Net asset value, end of period	$5.30

Total return [2]	-10.77%
Portfolio turnover	45%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	1.57%[3]
Ratio of net investment income (loss) to average net assets	-0.78%

[2]	Total Return does not reflect sales commissions and is not annualized for periods less than one year.
[3]

Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 6.02% for the period ended January 31, 2009.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Six months ended January 31, 2009 (Unaudited)	For the Year Ended July 31, 2008	For the period December 27, 2006 (commencement of operations) through July 31, 2007
For a share outstanding for the period:
Net asset value, beginning of period	$8.29	$10.25	$10.00

Income from investment operations:
Net investment income (loss)	0.02	0.25	0.16
Net realized and unrealized gain (loss) on investments	(3.74)	(1.90)	0.22

Total income from investment operations	(3.72)	(1.65)	0.38

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.02)	(0.25)	(0.13)
Distributions to shareholders from net realized gain	—	(0.06)	—

Total distributions	(0.02)	(0.31)	(0.13)

Redemption fee proceeds	— [1]	— [1]	— [1]

Net asset value, end of period	$4.55	$8.29	$10.25

Total return [2]	-44.92%	-16.48%	3.82%[2]
Portfolio turnover	54%	91%	46%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$18	$22	$13
Ratio of expenses to average net assets	1.60%[3]	1.60%[3]	1.58%[3]
Ratio of net investment income (loss) to average net assets	0.51%	2.77%	3.96%

[1]	Amount represents less than 0.005 per share.
[2]	Not annualized for periods less than one year.
[3]

Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 2.96% for the six months ended January 31, 2009, and 3.19% and 5.87% for the periods ended July 31, 2008 and 2007, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND CLASS A SHARES

FINANCIAL HIGHLIGHTS

For the Period November 28, 2008 (commencement of operations) through January 31, 2009
For a share outstanding for the period:
Net asset value, beginning of period	$5.13

Income from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.39)

Total income from investment operations	(0.40)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	—
Distributions to shareholders from net realized gain	—

Total distributions	—

Redemption fee proceeds	—

Net asset value, end of period	$4.73

Total return [2]	-7.80%
Portfolio turnover	54%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	1.57%[3]
Ratio of net investment income (loss) to average net assets	-1.04%

[2]	Total Return does not reflect sales commissions and is not annualized for periods less than one year.
[3]	Reflects a waiver of fees by the Manager, and the Distributor of the Fund. Had the Manager and the Distributor not waived their fees or reimbursed expenses, the ratio of expenses to average net assets would have been 6.53% for the period ended January 31, 2009,

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI EUROPEAN SOCIAL EQUITY FUND

DOMINI PACASIA SOCIAL EQUITY FUND

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2009 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises five separate series: Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, Domini European PacAsia Social Equity Fund, and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Social Bond Fund are included elsewhere in this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini European Social Equity Fund, the Domini PacAsia Social Equity Fund and the Domini European PacAsia Social Equity Fund offer Investor shares and Class A shares. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees.

The Board of Trustees of the Trust and the Domini Advisor Trust, an affiliated Domini fund, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Domini Advisor Trust in exchange for the issuance of Class A shares of the Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, and Domini European PacAsia Social Equity Fund in a tax-free reorganization that took place at the close of business on November 28, 2008. Prior to this merger, Class A shares of the Trust had not commenced operations.

The Board of Trustees of the Trust and the Domini Institutional Trust, an affiliated Domini fund, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each series of the Domini Institutional Trust in exchange for the issuance of Institutional shares of the Domini Social Equity Fund in a tax-free reorganization that took place at the close of business on November 28, 2008. Prior to this merger, Class A shares of the Trust had not commenced operations.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are summarized into three broad levels:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Funds’ assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Domini Social Equity Fund	$543,590,723	$—	$—
Domini European Social Equity Fund	—	40,731,800	148,319
Domini PacAsia Social Equity Fund	—	14,629,731	—
Domini European PacAsia Social Equity Fund	—	17,885,653	87,638

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Domini European Social Equity Fund	Domini European PacAsia Social Equity Fund
Investments in Securities
Balance as of July 31, 2008	$642,065	$197,032
Realized Gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(613,138)	(93,622)
Net purchases (sales)	119,392	(15,772)
Transfers in and/or out of Level Three	—	—

Balance as of January 31, 2009	$148,319	$87,638

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini European Social Equity Fund, the Domini PacAsia Social Equity Fund, and the Domini European PacAsia Social Equity Fund are usually declared and paid semi-annually from net investment income. Dividends to shareholders of the Domini Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. Domini is registered as an investment advisor under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds.

For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.30% of the first $2 billion of net assets managed,

0.29% of the next $1 billion of net assets managed, and

0.28% of net assets managed in excess of $3 billion

Domini European Social Equity Fund,	1.00% of the first $250 million of net assets managed,
Domini PacAsia Social Equity Fund, and Domini European PacAsia Social	0.94% of the next $250 million of net assets managed, and
Equity Fund	0.88% of net assets managed in excess of $500 million

Pursuant to a Sponsorship Agreement (with respect to the Domini Social Equity Fund) Domini provides the Funds with the administrative personnel and services necessary to operate the Funds. In addition to general administrative services and facilities for the Funds similar to those provided by Domini under the Management Agreements, Domini answers questions from the general public and the media regarding the securities holdings of the Funds. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Funds at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Social Equity Fund	0.45% of the first $2 billion of net assets managed,

0.44% of the next $1 billion of net assets managed, and

0.43% of net assets managed in excess of $3 billion

Effective November 28, 2008, Domini has reduced its fees and reimbursed expenses to the extent necessary to keep the aggregate annual operating expenses of the Domini Social Equity Fund at no greater than 1.20% of the average daily net assets representing Investor shares, 1.18% of the average daily net assets representing the Class A shares, 0.65% of the average daily net assets representing Institutional shares and 0.85% of the average daily net assets representing Class R shares. For the period prior to November 30, 2008, similar arrangements were in effect. Effective November 28, 2008, Domini has reduced its fees and reimbursed expenses to the extent necessary to keep the aggregate annual operating expenses of the Domini European Social Equity Fund, the Domini PacAsia Social Equity Fund and the Domini European PacAsia Social Equity Fund at no greater than 1.60% of the average daily net assets representing Investor shares and 1.57% of the average daily net assets representing the Class A shares. For the period prior to November 30, 2008, similar arrangements were in effect. The waivers currently in effect are contractual and in effect until November 28, 2009, absent an earlier modification by the Board of Trustees, which oversees the Funds.

For the six months ended January 31, 2009, Domini waived fees and reimbursed expenses as follows:

	FEE WAIVED	EXPENSES REIMBURSED
Domini Social Equity Fund	$103,909	$245,714
Domini European Social Equity Fund	—	129,595
Domini PacAsia Social Equity Fund	—	71,831
Domini European PacAsia Social Equity Fund	—	102,839

(B) Submanager. Wellington Management Company, LLP (Wellington) provides investment submanagement services to the Funds on a day-to-day basis pursuant to Submanagement Agreements with Domini.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares, and Class A shares. For the six months ended January 31, 2009, fees waived were as follows:

FEES WAIVED
Domini Social Equity Fund Investor shares	$125,209
Domini Social Equity Fund Class A shares	—
Domini European Social Equity Fund Investor shares	—
Domini European Social Equity Fund Class A shares	—
Domini PacAsia Social Equity Fund Investor shares	13,275
Domini PacAsia Social Equity Fund Class A shares	—
Domini European PacAsia Social Equity Fund Investor shares	2,324
Domini European PacAsia Social Equity Fund Class A shares	—

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Domini Social Equity

Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, and Domini European PacAsia Social Equity Fund and their shareholders, which services were previously provided by PNC Global Investment Servicing (“PNC”) or another fulfillment and mail service provider and are supplemental to services currently provided by PNC, pursuant to a transfer agency agreement between each Fund and PNC. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2009, Domini waived fees as follows:

FEES WAIVED
Domini Social Equity Fund Investor shares	$46,059
Domini Social Equity Fund Class A shares	88
Domini Social Equity Fund Institutional shares	17
Domini Social Equity Fund Class R shares	29
Domini European Social Equity Fund Investor shares	—
Domini European Social Equity Fund Class A shares	233
Domini PacAsia Social Equity Fund Investor shares	2,572
Domini PacAsia Social Equity Fund Class A shares	68
Domini European PacAsia Social Equity Fund Investor shares	2,464
Domini European PacAsia Social Equity Fund Class A shares	44

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2009, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
Domini Social Equity Fund	$289,333,694	$397,334,536
Domini European Social Equity Fund	39,358,933	56,724,181
Domini PacAsia Social Equity Fund	9,202,482	13,347,677
Domini European PacAsia Social Equity Fund	14,836,546	10,023,989

4. SUMMARY OF SHARE TRANSACTIONS

	SHARES
Six months ended January 31, 2009	Sold	Issued in Fund Reorganization (Note 6)	Issued in reinvestment of dividends and distributions	Redeemed	Net increase (decrease)
Domini Social Equity Fund
Investor shares	1,301,319	—	208,974	(3,648,093)	(2,137,800)
Class A shares	851	145,233	—	(4,962)	141,122
Institutional shares	46,511	6,906,162	—	(378,414)	6,574,259
Class R shares	614,093	—	219,834	(1,601,718)	(767,791)

Total	1,962,774	7,051,395	428,808	(5,633,187)	3,809,790

Domini European Social Equity Fund
Investor shares	1,359,308	—	17,806	(2,904,260)	(1,527,146)
Class A shares	12,381	313,818	—	(44,041)	282,158

Total	1,371,689	313,818	17,806	(2,948,301)	(1,244,988)

Domini PacAsia Social Equity Fund
Investor shares	138,099	—	19,921	(559,130)	(401,110)
Class A shares	2,358	105,252	—	(2,989)	104,621

Total	140,457	105,252	19,921	(562,119)	(296,489)

Domini European PacAsia Social Equity Fund
Investor shares	1,725,317	—	10,031	(369,473)	1,365,875
Class A shares	3,670	113,178	—	(18,623)	98,225

Total	1,728,987	113,178	10,031	(388,096)	1,464,100

	SHARES
Year ended July 31, 2008	Sold	Issued in reinvestment of dividends and distributions	Redeemed	Net increase (decrease)
Domini Social Equity Fund
Investor shares	2,547,779	1,783,318	(8,182,129)	(3,851,032)
Class R shares	1,199,994	970,913	(1,109,185)	1,061,722

Total	3,747,773	2,754,231	(9,291,314)	(2,789,310)

Domini European Social Equity Fund
Investor shares	1,491,479	977,126	(2,215,650)	252,955

Domini PacAsia Social Equity Fund
Investor shares	1,066,817	40,463	(440,052)	667,228

Domini European PacAsia Social Equity Fund
Investor shares	1,561,328	56,597	(309,075)	1,308,850

DOLLARS
Sold	Issued in Fund Reorganization (Note 6)	Issued in reinvestment of dividends and distributions	Redeemed	Redemption fees	Net increase (decrease)

$27,335,248	—	3,826,317	(80,841,825)	5,937	$(49,674,323)
5,287	954,140	—	(32,747)	—	926,680
557,896	83,742,159	—	(4,595,332)	—	79,704,723
5,021,281	—	1,288,229	(14,005,217)	1,509	(7,694,198)

$32,919,712	84,696,299	5,114,546	(99,475,121)	7,446	$23,262,882

$9,304,625	—	105,058	(19,366,077)	7,921	$(9,948,473)
78,390	1,893,850	—	(253,626)	—	1,718,614

$9,383,015	1,893,850	105,058	(19,619,703)	7,921	$(8,229,859)

$822,224	—	102,008	(3,196,808)	—	$(2,272,576)
13,450	564,388	—	(15,709)	—	562,129

$835,674	564,388	102,008	(3,212,517)	—	$(1,710,447)

$9,064,646	—	48,251	(2,131,057)	98	$6,981,938
18,245	580,722	—	(96,917)	—	502,050

$9,082,891	580,722	48,251	(2,227,974)	98	$7,483,988

DOLLARS
Sold	Issued in reinvestment of dividends and distributions	Redeemed	Redemption fees	Net increase (decrease)

$80,700,602	57,313,585	(256,906,770)	40,794	$(118,851,789)
13,102,646	10,498,392	(12,269,367)	3,621	11,335,292

$93,803,248	67,811,977	(269,176,137)	44,415	$(107,516,497)

$19,547,037	12,773,572	(28,018,394)	—	$4,302,215

$10,894,798	432,773	(4,321,976)	103	$7,005,698

$14,396,289	535,338	(2,857,794)	831	$12,074,664

5. OTHER ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. FIN 48 does not have a material effect on the Funds’ financial statements. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued State of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Funds use derivative instruments, how these activities are accounted for, and their effect on the Funds’ financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Funds’ financial statements and related disclosures.

6. REORGANIZATION TRANSACTIONS

(A) The Domini Social Equity Portfolio Class A Shares and the Domini Institutional Social Equity Fund. On September 3, 2008, the Board of Trustees of the Domini Social Equity Fund and the Domini Social Equity Portfolio approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Domini Social Equity Portfolio in exchange for the issuance of the newly established Class A shares of the Domini Social Equity Fund in a tax-free reorganization that took place at the close of business on November 28, 2008. The reorganization resulted in the exchange of 145,233 Class A shares of the Domini Social Equity Fund for 145,233 shares of the Domini Social Equity Portfolio each valued at $954,140 (including $831,643 of unrealized depreciation for the Domini Social Equity Portfolio). Aggregate net assets of Class A shares of the Domini Social Equity Fund and the Domini Social Equity Portfolio were $0 and $954,140, respectively, immediately prior to the merger.

On September 3, 2008, the Board of Trustees of the Domini Social Equity Fund and the Domini Institutional Social Equity Fund approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Domini Institutional Social Equity Fund in exchange for the issuance of the newly established Institutional class shares of the Domini Social Equity Fund in a tax-free reorganization that took place at the close of business on November 28, 2008. The reorganization resulted in the exchange of 6,906,162 institutional shares of the Domini Social Equity Fund for 6,906,162 shares of the Domini Institutional Social Equity Fund each valued at $83,742,159 (including $92,743,938 of unrealized depreciation and $25,863,688 of accumulated realized loss for the Domini Institutional Social Equity Fund). Aggregate net assets of institutional shares of the Domini Social Equity Fund and the Domini Institutional Social Equity Fund were $0 and $83,742,159, respectively, immediately prior to the merger.

(B) The Domini European Social Equity Portfolio, Class A Shares. On September 3, 2008, the Board of Trustees of the Domini European Social Equity Fund and the Domini European Social Equity Portfolio approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Domini European Social Equity Portfolio in exchange for the issuance of the newly established Class A shares of the Domini European Social Equity Fund in a tax-free reorganization that took place at the close of business on November 28, 2008. The reorganization resulted in the exchange of 313,818 Class A shares of the Domini European Social Equity Fund for 313,818 shares of the Domini European Social Equity Portfolio each valued at $1,893,850 (including $1,305,421 of unrealized depreciation and $1,058,049 of accumulated realized loss for the Domini European Social Equity Portfolio). Aggregate net assets of Class A shares of the Domini European Social Equity Fund and the Domini European Social Equity Portfolio were $0 and $1,893,850, respectively, immediately prior to the merger.

(C) The Domini PacAsia Social Equity Portfolio, Class A Shares. On September 3, 2008, the Board of Trustees of the Domini PacAsia Social Equity Fund and the Domini PacAsia Social Equity Portfolio approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Domini PacAsia Social Equity Portfolio in exchange for the issuance of the newly established Class A shares of the Domini PacAsia Social Equity Fund in a tax-free reorganization that took place at the close of business on November 28, 2008. The reorganization resulted in the exchange of 105,252 Class A shares of the Domini PacAsia Social Equity Fund for 105,252 shares of the Domini PacAsia Social Equity Portfolio each valued at $564,388 (including $352,307 of unrealized depreciation and $205,865 of accumulated realized loss for the Domini

PacAsia Social Equity Portfolio). Aggregate net assets of Class A shares of the Domini PacAsia Social Equity Fund and the Domini PacAsia Social Equity Portfolio were $0 and $564,388, respectively, immediately prior to the merger.

(D) The Domini European PacAsia Social Equity Portfolio, Class A Shares. On September 3, 2008, the Board of Trustees of the Domini European PacAsia Social Equity Fund and the Domini European PacAsia Social Equity Portfolio approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Domini European PacAsia Social Equity Portfolio in exchange for the issuance of the newly established Class A shares of the Domini European PacAsia Social Equity Fund in a tax-free reorganization that took place at the close of business on November 28, 2008. The reorganization resulted in the exchange of 113,178 Class A shares of the Domini European PacAsia Social Equity Fund for 113,178 shares of the Domini European PacAsia Social Equity Portfolio each valued at $580,722 (including $426,952 of unrealized depreciation and $229,794 of accumulated realized loss for the Domini European PacAsia Social Equity Portfolio). Aggregate net assets of Class A shares of the Domini European PacAsia Social Equity Fund and the Domini European PacAsia Social Equity Portfolio were $0 and $580,722, respectively, immediately prior to the merger.

DOMINI SOCIAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2009 (Unaudited)

ASSETS:
Investments at value (cost $65,581,010 )	$67,388,433
Cash	5,435,265
Interest receivable	701,071
Receivable for securities sold	1,080
Receivable for capital shares	4,230,707

Total assets	77,756,556

LIABILITIES:
Payable for securities purchased	368,061
Payable for capital shares	61,353
Management fee payable	42,613
Other accrued expenses	55,675
Dividend payable	19,877

Total liabilities	547,579

NET ASSETS	$77,208,977

NET ASSETS CONSIST OF:
Paid-in capital	75,707,185
Undistributed net investment income	(11,815)
Accumulated net realized loss from investments	(293,816)
Net unrealized appreciation from investments	1,807,423

$77,208,977

NET ASSET VALUE PER SHARE
Net asset value and offering price per share*
($77,208,977 ÷ 6,950,598 outstanding shares of beneficial interest)	$11.11

*	Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2009 (Unaudited)

INCOME:
Interest income	$1,770,047

EXPENSES:
Management fee	145,688
Administrative fee	91,055
Distribution fees	91,055
Transfer agent fees	94,342
Shareholding servicing fees	7,891
Accounting and custody fees	32,598
Professional fees	12,362
Registration	11,178
Shareholder communications	6,136
Miscellaneous	2,648
Trustees fees	2,693

Total Expenses	497,646
Fees waived and expense reimbursed	(151,624)

Net Expenses	346,022

NET INVESTMENT INCOME	1,424,025

NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	96,483
Net change in unrealized appreciation (depreciation) on investments	1,926,198

Net realized and unrealized gain (loss) from investments	2,022,681

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,446,706

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2009 (Unaudited)	Year Ended July 31, 2008
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$1,424,025	$$2,853,203
Net realized gain (loss) on investments	96,483	233,229
Net change in unrealized appreciation (depreciation) on investments	1,926,198	847,803

Net Increase (Decrease) in Net Assets Resulting from Operations	3,446,706	3,934,235

DISTRIBUTIONS AND DIVIDENDS:
Dividends to shareholders from net investment income	(1,422,129)	(2,853,203)
Distributions to shareholders from net realized gain	—	—

Net Decrease in Net Assets from Distributions and Dividends	(1,422,129)	(2,853,203)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	11,736,417	16,053,424
Net asset value of shares issued in reinvestment of distributions and dividends	900,665	2,701,567
Redemption fee	845	867
Payment for shares redeemed	(10,003,247)	(19,598,704)

Net Increase in Net Assets from Capital Share Transactions	2,634,680	(842,846)

Total Increase (Decrease) in Net Assets	4,659,257	238,186

NET ASSETS:
Beginning of period	72,549,720	72,311,534

End of period (including undistributed net investment income of $(11,815) and $(13,711), respectively)	$77,208,977	$72,549,720

CAPITAL SHARE TRANSACTIONS IN SHARES:
Sold	1,032,972	1,476,449
Issued in reinvestment of distributions and/or dividends	122,627	248,197
Redeemed	(929,097)	(1,804,156)

Net Increase (Decrease)	226,502	(79,510)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended January 31, 2009 (Unaudited)		Year Ended July 31,
			2008		2007		2006		2005		2004
For a share outstanding for the period:
Net asset value, beginning of period	$10.79		$10.63		$10.59		$10.88		$10.91		$10.97

Income from investment operations:
Net investment income (loss)	0.22		0.43		0.43		0.40		0.38		0.36
Net realized and unrealized gain (loss) on investments	0.32		0.16		0.04		(0.29)		(0.03)		(0.03)

Total income from investment operations	0.54		0.59		0.47		0.11		0.35		0.33

Less dividends and distributions:
Dividends to shareholders from net investment income	(0.22)		(0.43)		(0.43)		(0.40)		(0.38)		(0.36)
Distributions to shareholders from net realized gain	—		—		—		—		—		(0.03)

Total dividends and distributions	(0.22)		(0.43)		(0.43)		(0.40)		(0.38)		(0.39)

Redemption fee proceeds	—	**	—	**	—	**	—	**	—	**	—	**

Net asset value, end of period	$11.11		$10.79		$10.63		$10.59		$10.88		$10.91

Total return[2]	5.00%		5.58%		4.49%		1.06%		3.25%		3.02%
Portfolio turnover	14%		64%		54%		34%		25%		46%
Ratios/supplemental data (annualized):
Net assets, end of period (000s)	$77,209		$72,550		$72,312		$65,305		$64,009		$59,288
Ratio of expenses to average net assets	0.95	%(1)	0.95	%(1)	0.95	%(1)	0.95	%(1)	0.95	%(1)	0.95	%(1)
Ratio of net investment income to average net assets	3.91%		3.96%		4.03%		3.76%		3.48%		3.27%

**	Amount represents less than $0.005 per share.
(1)	Reflects a waiver of fees by the Manager due to a contractual fee waiver. Had the Manager not waived its fees and reimbursed expenses, the ratio of expenses to average net assets would have been 1.39% for the six months ended January 31, 2009 and 1.43%, 1.48%, 1.32%, 1.47%, and 1.64%, for the years ended July 31, 2008, 2007, 2006, 2005, and 2004, respectively.
(2)	Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2009 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are summarized into three broad levels:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Funds’ assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Domini Social Bond Fund	$—	$67,388,433	$—

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are recorded on trade date. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.40% of the Fund’s average daily net assets. For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets. For the period from November 30, 2008, until November 30, 2009, Domini is waiving its fee and reimbursing expenses to the extent necessary to keep the aggregate annual operating expenses of the Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% of the Fund’s average daily net assets. A similar fee waiver arrangement was in effect in prior periods. For the six months ended January 31, 2009, Domini reimbursed expenses totaling $52,678.

(B) Submanager. Seix Investment Advisors LLC (“Seix”), a wholly owned subsidiary of RidgeWorth Capital Management, Inc. (“RidgeWorth”) (formerly known as Trusco Capital Management, Inc.) provides investment submanagement services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Prior to April 25, 2008, the submanager’s predecessor, Seix Investment Advisors, Inc., the former fixed-income division of RidgeWorth, provided investment submanagement services to the Fund. RidgeWorth is a wholly owned subsidiary of Sun-Trust Banks, Inc. Seix Advisors was spun off into Seix in connection with a corporate reorganization of RidgeWorth.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC, a wholly owned subsidiary of Domini (DSILD), acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Fund shares and pays DSILD a distribution fee at an aggregate annual rate not to exceed 0.25% of the Fund’s average daily net assets. For the six months ended January 31, 2009, fees waived totaled $91,055.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by PNC Global Investment Servicing (“PNC”) or another fulfillment and mail service provider and are supplemental to services currently provided by PNC, pursuant to a transfer agency agreement between each Fund and PNC. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the six months ended January 31, 2009, Domini waived fees of $7,891.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2009, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	Purchases	Sales
Government Securities	$5,281,670	$8,573,535
Corporate Obligations	3,849,629	4,616,060
State & Municipal Obligations	—	420,000

4. OTHER ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after

December 15, 2006, and is to be applied to all open tax years as of the effective date. FIN 48 does not have a material effect on the Fund’s financial statements. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued State of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.

BOARD OF TRUSTEES’ APPROVAL OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS (UNAUDITED)

Domini manages the assets of the Domini Social Equity Fund (the “Equity Fund”), Domini European Social Equity Fund (the “European Fund”), Domini European PacAsia Social Equity Fund (the “European PacAsia Fund”), and Domini PacAsia Social Equity Fund (the “PacAsia Fund”). Wellington Management Company LLP (“Wellington Management”) is the submanager of the Equity Fund, European Fund, European PacAsia Fund, and PacAsia Fund (each a “Fund,” and collectively the “Funds”). Set forth below is a discussion of the Board of Trustees’ considerations and determinations with respect to the management and submanagement agreements for the Funds during the most recent fiscal half-year period ended January 30, 2009.

***

On September 3, 2008, the Board of Trustees approved the reorganization of each Fund whereby each Fund would issue shares to and assume liabilities of certain other Domini funds that invested in the same master fund as the Fund in exchange for the assets of such other Domini funds (each a “Reorganization,” and collectively the “Reorganizations”). At that time, the Board of Trustees also approved the redemption by each Fund of its investment in a corresponding master fund upon consummation of the Reorganization. Each Reorganization of a Fund and the redemption of assets by such Fund from the master fund is referred to herein as a “Transaction.” Each Transaction was consummated on November 28, 2008.

On October 24, 2008, in connection with the Transactions, the Board of Trustees approved a management agreement between Domini and the Equity Fund and a submanagement agreement with respect to each of the Funds between Domini and Wellington Management. In reaching their determination to approve the management agreement and the submanagement agreement for the Equity Fund and the submanagement agreement for each of the other Funds, the Trustees considered a variety of factors they believed relevant and balanced a number of considerations including, among other things: the nature and quality of services to be provided; legal, regulatory, and compliance matters; the fees to be paid to Domini and Wellington Management, as applicable; comparable fees paid by other funds; and certain other information. The primary factors considered and the conclusions reached are described below.

Domini and Wellington Management provided management and submanagement services, respectively, to the master funds prior to the consummation of the Transactions. Accordingly, the Trustees referred to the materials provided to them at the April 25, 2008, meeting of the Trustees and their discussion regarding the continuance of the applicable management and submanagement arrangements for the master funds. A discussion of the Trustees’ considerations and determinations with respect to the continuation of the management and submanagement arrangements for the applicable master fund is included in each Fund’s Annual Report for the period ended July 31, 2008.

EQUITY FUND

APPROVAL OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

Nature, Quality, and Extent of Services Provided. The Trustees considered the terms of the management agreement and the submanagement agreement proposed for the Fund. They noted in particular that the terms of the agreements would be identical to the terms of the management and submanagement agreements, as applicable, that were then in effect with respect to the master fund in which such Fund invested, except that the name of the Fund would replace the name of the master fund and the date of the agreement would be changed. The Trustees considered that each of the management and submanagement agreements would be subject to renewal in April 2009.

The Trustees considered Domini’s and Wellington Management’s representations that there would be no material difference between the nature, quality, and extent of management and submanagement services to be provided to the Fund and those that were provided to the master fund. They also considered that the Fund’s investment objective and policies are identical to those of the master fund. The Trustees noted that Domini, subject to the direction of the Board, would be responsible for providing advice and guidance with respect to the Fund and for managing the assets of the Fund, which it would do by engaging and overseeing the activities of Wellington Management. They also considered that Domini would be responsible for applying social and environmental standards to a universe of securities. The Trustees also considered the scope and quality of services to be provided by Wellington Management, such as the day-to-day portfolio management of the Fund.

The Trustees noted that the same portfolio management team at Domini and at Wellington Management would provide services to the Fund as had provided services to the master fund. They considered the professional experience, tenure, and qualifications of the portfolio management team and other senior personnel at Domini and Wellington Management. They also considered Domini’s capabilities and experience in the development and application of social and environmental standards and its reputation and leadership in the socially responsible investment community. In addition, they considered the compliance policies, procedures, and record of Domini and Wellington Management.

The Trustees concluded that Domini and Wellington Management each had the necessary capabilities, resources, and personnel to provide services to the Fund under the management and submanagement agreements, respectively.

Investment Results. The Trustees referred to their April 2008 review of information provided to them by Domini regarding the investment returns of the Fund. The Trustees also noted their review of the updated information provided by Domini for the Fund and its peer group for the 1-, 3-, 5-, and 10-year periods ended July 31, 2008. The Trustees noted that the Fund had underperformed its benchmark for the relevant periods and slightly underperformed its benchmark since the inception of Wellington’s service to the Fund as of the period ended September 30, 2008. The Trustees considered that the master fund in which the Fund invests recently transitioned from an index to an active strategy and that the Fund would have the same active, as opposed to index, strategy. The Trustees noted that Wellington Management had discussed the performance of its quantitative model with the Board in July and October 2008. Based on the foregoing, the Trustees concluded that the performance was sufficient to warrant approval of each of the management and submanagement agreements for the Fund.

Fees and Other Expenses. The Trustees considered the fees to be paid to Domini and Wellington Management pursuant to the management and submanagement agreements, respectively. The Trustees considered that the Fund would pay the same amount to Domini under the management agreement as it paid to the master fund as its portion of the management fee paid by the master fund to Domini. The Trustees considered that Domini (and not the Fund) would pay Wellington Management from its advisory fee and that such fees were no higher than those paid by Domini to Wellington Management under the submanagement agreement for the master fund. The Trustees referred to their April 2008 review of the total expense ratios of the Fund and information showing the fees that each of Domini and Wellington Management charged its other clients with similar investment objectives. The Trustees considered that the subadvisory fees Wellington Management would receive with respect to the Fund were within the general range of the fees it receives with respect to the management of the assets of its other clients. The Trustees also noted their review of updated expense information for the Fund and its peer group for the period ended July 31, 2008. Noting that the total expense ratio of the Fund was higher than the median total expense ratio of its peer group, the Trustees concluded that the fees were reasonable and therefore supported approval of each of the management and submanagement agreement for the Fund.

Costs of Services Provided and Profitability. The Trustees referred to their April 2008 review of information provided to them by Domini concerning the costs borne by and profitability of Domini with respect to the advisory services provided to the Fund. Based on that review and the information provided by Domini regarding the anticipated size of the Fund and the anticipated efficiencies expected under the multi-class fund structure that would be in place upon the consummation of the Transaction, the Trustees concluded that they were satisfied that Domini’s level of profitability with respect to the Fund would continue to be reasonable in view of the nature, quality, and extent of services to be provided.

The Trustees referred to their April 2008 review of Wellington Management’s financials. Based on that review and the representation that there would be no material change in the cost of services to be provided by Wellington Management, the Trustees concluded that they were satisfied that Wellington Management’s profit margin with respect to the Fund would be comparable to its profit margin with respect to the master fund and that such profit margin was reasonable in view of the nature, quality, and extent of services to be provided to the Fund.

Economies of Scale. The Trustees referred to their April 2008 review of the extent to which economies of scale would be realized by Domini and Wellington Management in connection with their management and submanagement arrangements related to the master fund. The Trustees noted that the breakpoints contemplated by the management and submanagement agreements for the Fund were identical to those in effect for the master fund. The Trustees also considered that Domini’s current fee waivers would continue as previously approved by the Board. They concluded that breakpoints continued to be an effective way to share economies of scale with shareholders and that this was a positive factor in support of approval of the management and submanagement agreements for the Fund.

Other Benefits. The Trustees referred to their April 2008 review of the character and amount of payments received by Domini, Wellington Management, and their respective affiliates in connection with the services provided to the master fund and the other feeder funds investing in the master fund, including sponsorship fees. The Trustees noted Domini’s representation that there were no material changes to such other benefits. The Trustees considered that the distribution arrangements and brokerage practices, including the use of soft dollar arrangements, would be the same under the management and submanagement agreements for the Fund as had been in place for the master fund. The Trustees concluded that the benefits expected to be received by Domini, Wellington Management, and their respective affiliates were reasonable, and supported the approval of the management and submanagement agreements for the Fund.

DOMINI EUROPEAN SOCIAL EQUITY FUND

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND

DOMINI PACASIA SOCIAL EQUITY FUND

APPROVAL OF SUBMANAGEMENT AGREEMENT

Nature, Quality, and Extent of Services Provided. The Trustees considered the terms of the submanagement agreement proposed for each Fund. They noted in particular that the terms of each submanagement agreement would be identical to the terms of the submanagement agreement that was then in effect with respect to the master fund in which such Fund invested, except that the name of the Fund would replace the name of the master fund and the date of the agreement would be changed. The Trustees considered that each submanagement agreement would be subject to renewal in April 2009.

The Trustees considered Wellington Management’s representations that there would be no material difference between the nature, quality, and extent of submanagement services to be provided to each Fund and those that were provided to the master fund in which such Fund invested. They also considered that each Fund’s investment objective and policies are identical to those of the master fund in which it invested. The Trustees considered the scope and quality of services to be provided by Wellington Management, such as the day-to-day portfolio management of the Fund. The Trustees noted that the same portfolio management team at Wellington Management would provide services to each Fund as had provided services to the master fund in which such Fund invested. They considered the professional experience, tenure, and qualifications of the portfolio management team and other senior personnel at Wellington Management. In addition, they considered the compliance policies, procedures, and record of Wellington Management.

The Trustees concluded that Wellington Management had the necessary capabilities, resources, and personnel to provide services to each Fund under the submanagement agreement for such Fund.

Investment Results. The Trustees referred to their April 2008 review of information provided to them by Domini regarding the investment returns of each Fund. The Trustees also noted their review of the updated information provided by Domini for each Fund and its peer group for the 1-year period ended July 31, 2008. The Trustees noted that each Fund, except the European Fund, had underperformed its respective benchmark since the inception of Wellington Management’s service to each Fund as of the period ended September 30, 2008. The Trustees noted that Wellington Management had discussed the performance of its quantitative model for each Fund with the Board in July and October 2008. Based on the forego-

ing, the Trustees concluded that the performance was sufficient to warrant approval of the submanagement agreement for each Fund.

Fees and Other Expenses. The Trustees considered the fees to be paid to Domini and Wellington Management pursuant to the submanagement agreement for each Fund. With respect to each Fund, the Trustees considered that Domini (and not the Fund) would pay Wellington Management from its advisory fee and that such fees were no higher than those paid by Domini to Wellington Management under the submanagement agreement for the master fund in which such Fund invested. The Trustees referred to their April 2008 review of the total expense ratios of each Fund and information showing the fees that each of Domini and Wellington Management charged its other clients with similar investment objectives. The Trustees considered that the submanagement fees Wellington Management would receive with respect to each Fund were within the general range of the fees it receives with respect to the management of the assets of its other clients. The Trustees also noted their review of updated expense information for each Fund and its peer group for the period ended July 31, 2008. Noting that the total expense ratio of each Fund was in the same general range as the median total expense ratio of its peer group, the Trustees concluded that the fees were reasonable and therefore supported approval of the sub-management agreement for each Fund.

Costs of Services Provided and Profitability. The Trustees referred to their April 2008 review of Wellington Management’s financials. Based on that review and the representation that there would be no material change in the cost of services to be provided by Wellington Management, the Trustees concluded that they were satisfied that Wellington Management’s profit margin with respect to each Fund would be comparable to its profit margin with respect to the master fund in which such Fund invested and that such profit margin was reasonable in view of the nature, quality, and extent of services to be provided by Wellington Management to such Fund.

Economies of Scale. For each Fund, the Trustees referred to their April 2008 review of the extent to which economies of scale would be realized by Wellington Management in connection with its submanagement arrangements related to the master fund in which such Fund invested. The Trustees noted that the breakpoints contemplated by the submanagement agreement for each Fund were identical to those in effect under the sub-management agreement of the corresponding master fund. The Trustees also considered that Domini’s current fee waivers would continue as previously approved by the Board. They concluded that breakpoints continued to be an effective way to share economies of scale with shareholders and that this was a positive factor in support of approval of the submanagement agreement for each Fund.

Other Benefits. With respect to each Fund, the Trustees referred to their April 2008 review of the character and amount of payments received by Wellington Management and its affiliates in connection with the services provided to the corresponding master fund and the other feeder funds investing in such master fund. The Trustees considered that the brokerage practices, including the use of soft dollar arrangements, would be the same under the submanagement agreement for each Fund as had been in place for the master fund in which such Fund invested. The Trustees concluded that the benefits expected to be received by Wellington Management and its affiliates as a result of services provided to each Fund were reasonable and supported the approval of the submanagement agreement for such Fund.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www. domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds’ Forms N-Q are available on the EDGAR database on the SEC’s website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

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DOMINI FUNDS

P.O. Box 9785

Providence, RI 02940-9785

1-800-582-6757

www.domini.com

Investment Manager and/or Sponsor:

Domini Social Investments LLC

536 Broadway, 7th floor

New York, NY 10012

Investment Submanagers:

Domini Social Equity Fund

Domini European Social Equity Fund

Domini PacAsia Social Equity Fund

Domini European PacAsia Social Equity Fund

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Domini Social Bond Fund

Seix Investment Advisors LLC

10 Mountain View Road, Suite C-200

Upper Saddle River, NJ 07458

Distributor:

DSIL Investment Services LLC

536 Broadway, 7th floor

New York, NY 10012

1-800-762-6814

Transfer Agent:

PNC Global Investment Servicing

760 Moore Road

King of Prussia, PA 19406

Custodian:

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Independent Registered Public Accounting Firm:

KPMG LLP

99 High Street

Boston, MA 02110

Legal Counsel:

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Domini Social Equity Fund	Domini PacAsia Social Equity Fund
Investor Shares: CUSIP 257132100 | DSEFX	Investor Shares: CUSIP 257132605 | DPAFX
Class R Shares: CUSIP 257132308 | DSFRX	Class A Shares: CUSIP 257132878 | DPAPX
Class A Shares: CUSIP 257132860 | DSEPX
Institutional Shares: CUSIP 257132852 | DIEQX	Domini European PacAsia Social Equity Fund
Investor Shares: CUSIP 257132704 | DUPFX
Domini European Social Equity Fund	Class A Shares: CUSIP 257132886 | DUPPX
Investor Shares: CUSIP 257132506 | DEUFX
Class A Shares: CUSIP 257132803 | DEEPX	Domini Social Bond Fund
Investor Shares: CUSIP 257132209 | DSBFX
Printed on elemental chlorine free paper from well-managed forests, containing 10% post consumer waste.

Item 2.	Code of Ethics.

(a) Not applicable to a semi-annual report.

(c) Not applicable.

(d) Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable to a semi-annual report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: April 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: April 8, 2009

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: April 8, 2009